JEFFERSON

NATIONAL

LIFE ANNUITY

ACCOUNT E

Annual Report

To

Contract Owners

December 31, 2021

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE: LOUISVILLE, KENTUCKY

Report of Independent Registered Public Accounting Firm

The Board of Directors of Jefferson National Life Insurance Company and

Contract Owners of Jefferson National Life Annuity Account E:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Jefferson National Life Annuity Account E (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more of Nationwide Life Insurance Company’s separate accounts, however we are aware that we have served as the auditor of one or more of Nationwide Life Insurance Company’s separate accounts since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

Alger Portfolios

Alger Small Cap Growth Class I-2 (AASCO)

Alger Capital Appreciation Class I-2 (ALCAI2)

Alger Large Cap Growth Class I-2 (ALCGI2)

Alger Mid Cap Growth Class I-2 (ALMGI2)

Alliance Var Products Series

AB Growth and Income Class A (ALVGIA)

American Century Variable Port

American Century VP Balanced - Class I (ACVB)

American Century VP International I (ACVI)

American Century VP Disciplined Core Value I (ACVIG)

American Century VP Inflation Protection Class II (ACVIP2)

American Century VP Large Company Value I (ACVLVI)

American Century VP Ultra I (ACVU1)

American Century VP Value I (ACVV)

Amundi Pioneer Asset Mgmnt

Amundi Pioneer High Yield VCT Class II (PIHYB2)

Amundi Pioneer Equity Income VCT Class II (PIVEI2)

Amundi Pioneer Fund VCT Class II (PIVF2)

Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)

Amundi Pioneer Strategic Income VCT Class II (PIVSI2)

BNY Mellon Funds

BNY Mellon Stock Index (DSIF)

BNY Mellon Sustainable U.S. Equity (DSRG)

BNY Mellon Small Cap Stock Index - Serv (DVSCS)

Columbia Variable Portfolio

CVP Seligman Global Technology - Class 2 (CLVGT2)

Federated Hermes Ins Series

Federated Hermes High Income Bond II (FHIB)

Federated Hermes Kaufmann II - Service (FVK2S)

Federated Hermes Managed Volatility II (FVU2)

Guggenheim Variable Trust

Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)

Guggenheim Rydex US Government Money Market (GVRUGM)

Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)

Guggenheim Rydex Biotechnology (RBF)

Guggenheim Rydex Banking (RBKF)

Guggenheim Rydex Basic Materials (RBMF)

Guggenheim Rydex Consumer Products (RCPF)

Guggenheim Rydex Electronics (RELF)

Guggenheim Rydex Energy (RENF)

3

Guggenheim Rydex Energy Services (RESF)

Guggenheim Rydex Financial Services (RFSF)

Guggenheim Rydex Health Care (RHCF)

Guggenheim Rydex Internet (RINF)

Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)

Guggenheim Rydex Europe 1.25X Strategy (RLCE)

Guggenheim Rydex Japan 2X Strategy (RLCJ)

Guggenheim Rydex Leisure (RLF)

Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)

Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)

Guggenheim Rydex Nova (RNF)

Guggenheim Rydex NASDAQ-100 (ROF)

Guggenheim Rydex Precious Metals (RPMF)

Guggenheim Rydex Real Estate (RREF)

Guggenheim Rydex Retailing (RRF)

Guggenheim Long Short Equity (RSRF)

Guggenheim Rydex Technology (RTEC)

Guggenheim Rydex Telecommunications (RTEL)

Guggenheim Rydex S&P 500 2X Strategy (RTF)

Guggenheim Rydex Transportation (RTRF)

Guggenheim Rydex Inverse S&P 500 Strategy (RUF)

Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)

Guggenheim Rydex Utilities (RUTL)

Guggenheim Multi-Hedge Strategies (RVARS)

Guggenheim Rydex Commodities Strategy (RVCMD)

Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)

Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)

Guggenheim Rydex Inverse Mid-Cap Strategy (RVIMC)

Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)

Guggenheim Rydex S&P 500 Pure Growth (RVLCG)

Guggenheim Rydex S&P 500 Pure Value (RVLCV)

Guggenheim Rydex Dow 2X Strategy (RVLDD)

Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)

Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)

Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)

Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)

Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)

Guggenheim Rydex Weakening Dollar 2X Strategy (RVWDL)

Invesco V. I.

Invesco V.I. Core Equity I (AVGI)

Invesco V.I. High Yield I (AVHY1)

Invesco V.I. Diversified Dividend I (IVDDI)

Invesco V.I. Government Money Market I (IVGMMI)

Invesco V.I. Health Care I (IVHS)

Invesco V.I. Main Street Mid Cap II (IVMCC2) (1)

Invesco V.I. Global Real Estate I (IVRE)

Invesco V.I. Technology I (IVT)

4

Janus Aspen Series

Janus Henderson Balanced - Inst (JABIN)

Janus Henderson Enterprise - Inst (JAEI)

Janus Henderson Forty - Inst (JAFRIN)

Janus Henderson Global Research - Inst (JAGRIN)

Janus Henderson Overseas - Inst (JAIG)

Janus Henderson Research - Inst (JARIN)

Janus Henderson Mid Cap Value - Inst (JMCVIN)

Lazard Retirement Series Fund

Lazard Retirement Emerging Markets Equity - Service (LZREMS)

Lazard Retirement International Equity - Service (LZRIES)

Lazard Retirement US Small-Mid Cap Equity - Service (LZRUSM)

LMPV Equity Trust

LMCBV Aggressive Growth I (LPVCAI)

LMCBV Dividend Strategy I (LPVCII)

LMCBV Large Cap Growth I (LVCLGI)

LMPV Income Trust

LMWAV Global High Yield Bond I (SBVHY)

Lord Abbett Series Fund, Inc.

Lord Abbett Dividend Growth VC (LOVCDG)

Lord Abbett Growth and Income VC (LOVGI)

Neuberger Berman Adv Mgt Trust

Neuberger Berman AMT Mid Cap Growth Class I (AMCG)

Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)

Neuberger Berman AMT Sustainable Equity Class I (AMSRS)

Neuberger Berman AMT Short Duration Bond I (AMTB)

Northern Lights Variable Trust

Ntrn Lts Donoghue Forlines Dividend VIT (NOVPDI) (1)

Ntrn Lts Donoghue Forlines Momentum VIT (NOVPM) (1)

PIMCO Variable Insurance Trust

PIMCO VIT All Asset - Admin (PMVAAA)

PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)

PIMCO VIT International Bond (US Dollar Hedged) - Admin (PMVFHA)

PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)

PIMCO VIT High Yield - Admin (PMVHYA)

PIMCO VIT Low Duration - Admin (PMVLDA)

PIMCO VIT Long Term US Government - Admin (PMVLGA)

PIMCO VIT Real Return - Admin (PMVRRA)

PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)

PIMCO VIT Total Return - Admin (PMVTRA)

PIMCO VIT Short-Term - Admin (PVSTA)

Royce Capital Fund

Royce Micro-Cap (ROCMC)

Royce Small-Cap (ROCSC)

5

Third Avenue Variable Series

Third Avenue Value (TAVV) (1)

VanEck VIP

VanEck VIP Emerging Markets Bond Initial Cl (VWBF)

VanEck VIP Emerging Markets Initial Cl (VWEM)

VanEck VIP Global Resources Initial Cl (VWHA) (1)

Wells Fargo Variable Trust

Allspring VT Discovery - Class 2 (SVDF) (1)

Allspring VT Opportunity - Class 2 (SVOF) (1)

Statement of operations for the period from January 1, 2021 to April 30, 2021 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2021 to April 30, 2021 (liquidation) and the year ended December 31, 2020.

Invesco V. I.

Invesco V.I. Value Opportunities II (AVBV2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

6

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AASCO	74,992	$1,901,544	$2,090,764	$-	$2,090,764	$6	$2,090,758	$2,090,758	$-	$2,090,758
ALCAI2	129,060	10,407,204	12,174,192	-	12,174,192	3	12,174,189	12,174,189	-	12,174,189
ALCGI2	77,655	5,133,637	6,296,237	-	6,296,237	2	6,296,235	6,296,235	-	6,296,235
ALMGI2	144,718	2,878,850	3,209,855	-	3,209,855	5	3,209,850	3,209,850	-	3,209,850
ALVGIA	14,948	453,225	550,546	1	550,547	-	550,547	550,547	-	550,547
ACVB	67,130	511,842	641,763	-	641,763	3	641,760	641,760	-	641,760
ACVI	26,940	308,277	400,323	-	400,323	-	400,323	400,323	-	400,323
ACVIG	131,563	1,179,014	1,410,354	-	1,410,354	4	1,410,350	1,410,350	-	1,410,350
ACVIP2	7,107	73,145	81,161	-	81,161	-	81,161	81,161	-	81,161
ACVLVI	191	3,185	3,727	2	3,729	-	3,729	3,729	-	3,729
ACVU1	3,474	72,914	109,015	-	109,015	-	109,015	109,015	-	109,015
ACVV	167,748	1,373,662	2,293,111	-	2,293,111	-	2,293,111	2,293,111	-	2,293,111
PIHYB2	4,325	39,705	39,834	-	39,834	1	39,833	39,833	-	39,833
PIVEI2	27,652	580,166	540,589	-	540,589	2	540,587	540,587	-	540,587
PIVF2	8,074	129,536	161,248	-	161,248	3	161,245	161,245	-	161,245
PIVMV2	1,599	28,823	36,424	-	36,424	2	36,422	36,422	-	36,422
PIVSI2	20,927	212,155	218,263	-	218,263	3	218,260	218,260	-	218,260
DSIF	240,657	10,587,338	18,725,515	1	18,725,516	-	18,725,516	18,725,516	-	18,725,516
DSRG	38,683	1,406,756	2,246,712	3	2,246,715	-	2,246,715	2,246,715	-	2,246,715
DVSCS	13,004	237,275	306,254	-	306,254	1	306,253	306,253	-	306,253
CLVGT2	62,083	1,263,934	2,156,137	1	2,156,138	-	2,156,138	2,156,138	-	2,156,138
FHIB	140,473	894,139	897,620	-	897,620	-	897,620	897,620	-	897,620
FVK2S	12,878	230,871	288,469	-	288,469	1	288,468	288,468	-	288,468
FVU2	26,041	252,172	335,933	-	335,933	1	335,932	335,932	-	335,932
GVRUGM	327,689	327,688	327,689	-	327,689	-	327,689	327,689	-	327,689
RAF	6,058	115,794	114,247	-	114,247	1	114,246	114,246	-	114,246
RBF	5,714	536,409	566,150	3	566,153	-	566,153	566,153	-	566,153
RBKF	725	70,533	84,531	-	84,531	1	84,530	84,530	-	84,530
RBMF	968	86,535	102,536	-	102,536	1	102,535	102,535	-	102,535
RCPF	4,819	310,833	374,296	1	374,297	-	374,297	374,297	-	374,297
RELF	310	51,575	65,318	1	65,319	-	65,319	65,319	-	65,319
RENF	1,417	265,607	243,404	3	243,407	-	243,407	243,407	-	243,407
RESF	234	71,762	51,618	-	51,618	1	51,617	51,617	-	51,617
RFSF	2,076	178,204	234,009	-	234,009	-	234,009	234,009	-	234,009
RHCF	7,110	516,307	686,641	-	686,641	-	686,641	686,641	-	686,641
RINF	602	58,265	84,008	-	84,008	4	84,004	84,004	-	84,004
RJNF	192	31,252	13,028	-	13,028	4	13,024	13,024	-	13,024
RLCE	1,059	108,870	132,699	-	132,699	1	132,698	132,698	-	132,698
RLCJ	1,216	117,888	123,851	2	123,853	-	123,853	123,853	-	123,853
RLF	408	51,926	49,711	-	49,711	2	49,709	49,709	-	49,709
RMED	2,226	463,044	540,617	2	540,619	-	540,619	540,619	-	540,619

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RMEK	2,945	220,016	257,749	-	257,749	2	257,747	257,747	-	257,747
RNF	9,620	766,532	1,892,222	-	1,892,222	3	1,892,219	1,892,219	-	1,892,219
ROF	47,280	2,276,941	3,445,780	-	3,445,780	4	3,445,776	3,445,776	-	3,445,776
RPMF	7,668	279,651	316,294	-	316,294	1	316,293	316,293	-	316,293
RREF	1,173	50,035	59,856	-	59,856	2	59,854	59,854	-	59,854
RRF	467	41,079	62,653	2	62,655	-	62,655	62,655	-	62,655
RSRF	2,398	38,564	42,472	3	42,475	-	42,475	42,475	-	42,475
RTEC	1,669	235,450	346,520	3	346,523	-	346,523	346,523	-	346,523
RTEL	398	24,439	28,409	-	28,409	4	28,405	28,405	-	28,405
RTF	1,831	568,946	914,064	-	914,064	1	914,063	914,063	-	914,063
RTRF	179	18,876	22,283	-	22,283	-	22,283	22,283	-	22,283
RUF	3,496	109,618	108,728	1	108,729	-	108,729	108,729	-	108,729
RUGB	4,688	174,861	179,680	-	179,680	1	179,679	179,679	-	179,679
RUTL	10,233	307,857	356,723	-	356,723	1	356,722	356,722	-	356,722
RVARS	73	1,717	1,965	1	1,966	-	1,966	1,966	-	1,966
RVCMD	163	11,931	14,225	-	14,225	3	14,222	14,222	-	14,222
RVF	25,027	2,938,632	4,804,152	-	4,804,152	1	4,804,151	4,804,151	-	4,804,151
RVIDD	2,937	220,472	134,000	-	134,000	1	133,999	133,999	-	133,999
RVIMC	3	332	100	-	100	1	99	99	-	99
RVISC	3,281	98,985	98,829	-	98,829	1	98,828	98,828	-	98,828
RVLCG	10,353	581,271	725,661	2	725,663	-	725,663	725,663	-	725,663
RVLCV	4,341	209,429	265,868	-	265,868	-	265,868	265,868	-	265,868
RVLDD	3,871	575,029	804,559	1	804,560	-	804,560	804,560	-	804,560
RVMCG	3,217	124,525	150,638	-	150,638	-	150,638	150,638	-	150,638
RVMCV	775	36,145	42,399	-	42,399	2	42,397	42,397	-	42,397
RVSCG	1,238	73,693	89,256	-	89,256	2	89,254	89,254	-	89,254
RVSCV	1,202	86,235	102,894	1	102,895	-	102,895	102,895	-	102,895
RVSDL	9	357	335	-	335	2	333	333	-	333
RVWDL	120	7,956	6,357	-	6,357	-	6,357	6,357	-	6,357
AVGI	13,168	419,080	497,621	-	497,621	1	497,620	497,620	-	497,620
AVHY1	97,343	519,676	509,101	-	509,101	2	509,099	509,099	-	509,099
IVDDI	4,508	116,242	134,428	-	134,428	3	134,425	134,425	-	134,425
IVGMMI	4,089,292	4,089,296	4,089,292	-	4,089,292	-	4,089,292	4,089,292	-	4,089,292
IVHS	3,824	105,353	129,481	-	129,481	4	129,477	129,477	-	129,477
IVMCC2	21,543	255,697	270,364	1	270,365	-	270,365	270,365	-	270,365
IVRE	17,493	279,801	314,705	-	314,705	1	314,704	314,704	-	314,704
IVT	9,292	239,881	353,856	1	353,857	-	353,857	353,857	-	353,857
JABIN	37,874	1,354,372	1,902,018	-	1,902,018	2	1,902,016	1,902,016	-	1,902,016
JAEI	119,798	6,992,014	12,040,908	-	12,040,908	4	12,040,904	12,040,904	-	12,040,904
JAFRIN	12,365	513,674	763,517	2	763,519	-	763,519	763,519	-	763,519
JAGRIN	120,366	4,331,852	8,579,708	-	8,579,708	1	8,579,707	8,579,707	-	8,579,707

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
JAIG	14,074	476,564	603,908	-	603,908	-	603,908	603,908	-	603,908
JARIN	265,796	8,540,210	14,966,963	-	14,966,963	2	14,966,961	14,966,961	-	14,966,961
JMCVIN	4,342	70,075	83,018	-	83,018	-	83,018	83,018	-	83,018
LZREMS	8,240	175,431	180,116	-	180,116	1	180,115	180,115	-	180,115
LZRIES	6,221	64,109	68,436	-	68,436	1	68,435	68,435	-	68,435
LZRUSM	55,057	851,974	1,071,967	-	1,071,967	2	1,071,965	1,071,965	-	1,071,965
LPVCAI	2,950	79,792	71,000	-	71,000	1	70,999	70,999	-	70,999
LPVCII	5,196	108,097	133,130	-	133,130	3	133,127	133,127	-	133,127
LVCLGI	7,621	233,602	329,364	-	329,364	2	329,362	329,362	-	329,362
SBVHY	1,744	13,006	12,538	-	12,538	-	12,538	12,538	-	12,538
LOVCDG	28,942	440,314	586,655	-	586,655	-	586,655	586,655	-	586,655
LOVGI	59,992	1,912,737	2,402,085	1	2,402,086	-	2,402,086	2,359,161	42,925	2,402,086
AMCG	8,182	222,790	330,072	1	330,073	-	330,073	330,073	-	330,073
AMRI	6,048	103,240	122,951	-	122,951	1	122,950	122,950	-	122,950
AMSRS	21,867	573,992	809,736	1	809,737	-	809,737	809,737	-	809,737
AMTB	30,769	329,872	322,458	-	322,458	1	322,457	322,457	-	322,457
NOVPDI	234,374	3,687,460	3,923,427	-	3,923,427	5	3,923,422	3,923,422	-	3,923,422
NOVPM	415,677	10,220,106	13,663,317	-	13,663,317	3	13,663,314	13,663,314	-	13,663,314
PMVAAA	24,416	260,795	281,029	-	281,029	1	281,028	281,028	-	281,028
PMVEBA	1,335	17,212	16,713	-	16,713	1	16,712	16,712	-	16,712
PMVFHA	981	10,925	10,543	-	10,543	1	10,542	10,542	-	10,542
PMVGBA	5,161	62,110	56,457	-	56,457	1	56,456	56,456	-	56,456
PMVHYA	101,920	796,945	809,242	-	809,242	2	809,240	809,240	-	809,240
PMVLDA	25,377	261,736	259,609	-	259,609	-	259,609	259,609	-	259,609
PMVLGA	15,517	197,734	174,406	-	174,406	6	174,400	174,400	-	174,400
PMVRRA	63,702	816,789	891,191	-	891,191	2	891,189	891,189	-	891,189
PMVRSA	5,246	37,954	40,606	-	40,606	-	40,606	40,606	-	40,606
PMVTRA	99,969	1,101,355	1,075,669	-	1,075,669	1	1,075,668	1,075,668	-	1,075,668
PVSTA	48,497	499,232	499,517	1	499,518	-	499,518	499,518	-	499,518
ROCMC	7,905	84,833	116,763	-	116,763	2	116,761	116,761	-	116,761
ROCSC	39,073	331,136	367,673	1	367,674	-	367,674	367,674	-	367,674
TAVV	35,944	522,647	665,332	2	665,334	-	665,334	665,334	-	665,334
VWBF	23,458	206,645	188,599	-	188,599	-	188,599	188,599	-	188,599
VWEM	39,395	503,007	567,283	-	567,283	1	567,282	567,282	-	567,282
VWHA	20,828	534,000	554,245	-	554,245	2	554,243	554,243	-	554,243
SVDF	66,863	2,100,251	2,857,742	-	2,857,742	2	2,857,740	2,857,740	-	2,857,740
SVOF	65,187	1,516,079	2,290,675	-	2,290,675	5	2,290,670	2,290,670	-	2,290,670

Total (unaudited)			$155,272,504	$45	$155,272,549	$151	$155,272,398	$155,229,473	$42,925	$155,272,398

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	AASCO	ALCAI2	ALCGI2	ALMGI2	ALVGIA	ACVB	ACVI
Reinvested dividends	$816,367	-	-	-	-	3,490	4,218	661
Mortality and expense risk charges (note 2)	(2,053,139)	(31,922)	(156,088)	(87,674)	(45,889)	(7,991)	(8,956)	(5,890)

Net investment income (loss)	(1,236,772)	(31,922)	(156,088)	(87,674)	(45,889)	(4,501)	(4,738)	(5,229)

Realized gain (loss) on investments	8,649,606	44,021	661,662	550,136	158,970	4,122	4,894	22,259
Change in unrealized gain (loss) on investments	6,575,312	(865,123)	(1,099,561)	(1,216,351)	(1,158,100)	98,055	49,618	(456)

Net gain (loss) on investments	15,224,918	(821,102)	(437,899)	(666,215)	(999,130)	102,177	54,512	21,803

Reinvested capital gains	11,305,720	689,683	2,529,237	1,428,650	1,144,994	-	25,576	11,711

Net increase (decrease) in contract owners’ equity resulting from operations	$25,293,866	(163,341)	1,935,250	674,761	99,975	97,676	75,350	28,285

Investment Activity*:	ACVIG	ACVIP2	ACVLVI	ACVU1	ACVV	PIHYB2	PIVEI2	PIVF2
Reinvested dividends	$14,432	2,997	30	-	38,659	1,977	6,203	169
Mortality and expense risk charges (note 2)	(18,978)	(1,536)	(21)	(1,421)	(31,556)	(573)	(7,372)	(2,887)

Net investment income (loss)	(4,546)	1,461	9	(1,421)	7,103	1,404	(1,169)	(2,718)

Realized gain (loss) on investments	29,775	5,107	20	10,420	183,974	402	(12,374)	19,633
Change in unrealized gain (loss) on investments	40,266	(1,807)	317	2,826	259,626	(199)	118,614	11,391

Net gain (loss) on investments	70,041	3,300	337	13,246	443,600	203	106,240	31,024

Reinvested capital gains	186,561	-	-	5,948	-	-	-	12,056

Net increase (decrease) in contract owners’ equity resulting from operations	$252,056	4,761	346	17,773	450,703	1,607	105,071	40,362

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PIVMV2	PIVSI2	DSIF	DSRG	DVSCS	CLVGT2	FHIB	FVK2S
Reinvested dividends	$272	6,775	196,333	15,626	1,905	5,349	44,375	-
Mortality and expense risk charges (note 2)	(482)	(3,129)	(228,782)	(26,015)	(5,172)	(27,078)	(13,601)	(4,651)

Net investment income (loss)	(210)	3,646	(32,449)	(10,389)	(3,267)	(21,729)	30,774	(4,651)

Realized gain (loss) on investments	562	961	1,356,495	68,506	13,952	82,303	(4,051)	17,763
Change in unrealized gain (loss) on investments	7,501	(5,985)	2,011,887	364,292	44,320	325,111	2,353	(34,057)

Net gain (loss) on investments	8,063	(5,024)	3,368,382	432,798	58,272	407,414	(1,698)	(16,294)

Reinvested capital gains	-	2,124	750,409	45,948	3,901	214,993	-	24,295

Net increase (decrease) in contract owners’ equity resulting from operations	$7,853	746	4,086,342	468,357	58,906	600,678	29,076	3,350

Investment Activity*:	FVU2	GVR2XS	GVRUGM	RAF	RBF	RBKF	RBMF	RCPF
Reinvested dividends	$5,704	-	3	-	-	522	553	3,095
Mortality and expense risk charges (note 2)	(4,538)	(168)	(4,315)	(549)	(9,160)	(1,139)	(1,548)	(6,392)

Net investment income (loss)	1,166	(168)	(4,312)	(549)	(9,160)	(617)	(995)	(3,297)

Realized gain (loss) on investments	5,123	(695)	-	(10,209)	51,622	2,222	10,402	11,045
Change in unrealized gain (loss) on investments	44,013	-	-	5,893	(96,197)	17,936	5,940	23,589

Net gain (loss) on investments	49,136	(695)	-	(4,316)	(44,575)	20,158	16,342	34,634

Reinvested capital gains	-	3,097	-	-	53,005	-	2,453	283

Net increase (decrease) in contract owners’ equity resulting from operations	$50,302	2,234	(4,312)	(4,865)	(730)	19,541	17,800	31,620

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	RELF	RENF	RESF	RFSF	RHCF	RINF	RJNF	RLCE
Reinvested dividends	$-	1,151	37	852	-	-	-	399
Mortality and expense risk charges (note 2)	(1,017)	(2,967)	(531)	(2,862)	(10,511)	(2,219)	(215)	(2,470)

Net investment income (loss)	(1,017)	(1,816)	(494)	(2,010)	(10,511)	(2,219)	(215)	(2,071)

Realized gain (loss) on investments	45,980	(8,951)	(25,757)	4,166	79,018	4,537	(1,281)	7,424
Change in unrealized gain (loss) on investments	(24,078)	91,239	32,557	51,377	(6,421)	(20,023)	1,431	18,701

Net gain (loss) on investments	21,902	82,288	6,800	55,543	72,597	(15,486)	150	26,125

Reinvested capital gains	4,589	-	-	5,079	38,006	12,076	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$25,474	80,472	6,306	58,612	100,092	(5,629)	(65)	24,054

Investment Activity*:	RLCJ	RLF	RMED	RMEK	RNF	ROF	RPMF	RREF
Reinvested dividends	$-	-	-	231	5,665	-	15,402	386
Mortality and expense risk charges (note 2)	(2,962)	(1,841)	(8,649)	(4,802)	(22,587)	(41,512)	(6,398)	(827)

Net investment income (loss)	(2,962)	(1,841)	(8,649)	(4,571)	(16,922)	(41,512)	9,004	(441)

Realized gain (loss) on investments	19,324	14,696	(12,546)	28,915	71,239	536,990	75,054	6,827
Change in unrealized gain (loss) on investments	(50,074)	(16,928)	98,423	(30,238)	425,097	(65,788)	(131,865)	10,246

Net gain (loss) on investments	(30,750)	(2,232)	85,877	(1,323)	496,336	471,202	(56,811)	17,073

Reinvested capital gains	-	1,574	68,250	67,758	67,847	236,930	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(33,712)	(2,499)	145,478	61,864	547,261	666,620	(47,807)	16,632

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	RRF	RSRF	RTEC	RTEL	RTF	RTRF	RUF	RUGB
Reinvested dividends	$-	209	-	356	-	-	-	717
Mortality and expense risk charges (note 2)	(1,012)	(540)	(7,460)	(795)	(13,498)	(245)	(544)	(2,791)

Net investment income (loss)	(1,012)	(331)	(7,460)	(439)	(13,498)	(245)	(544)	(2,074)

Realized gain (loss) on investments	3,320	1,772	161,371	6,154	190,951	(256)	(8,545)	23,246
Change in unrealized gain (loss) on investments	(852)	5,238	(112,824)	(1,941)	169,884	1,221	1,442	(66,333)

Net gain (loss) on investments	2,468	7,010	48,547	4,213	360,835	965	(7,103)	(43,087)

Reinvested capital gains	4,237	-	24,806	-	-	1,235	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,693	6,679	65,893	3,774	347,337	1,955	(7,647)	(45,161)

Investment Activity*:	RUTL	RVARS	RVCMD	RVF	RVIDD	RVIMC	RVISC	RVLCG
Reinvested dividends	$5,810	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(5,056)	(80)	(232)	(57,537)	(1,021)	(1)	(430)	(7,718)

Net investment income (loss)	754	(80)	(232)	(57,537)	(1,021)	(1)	(430)	(7,718)

Realized gain (loss) on investments	30,495	(89)	(4,300)	758,678	(40,498)	(5)	5,524	38,934
Change in unrealized gain (loss) on investments	7,207	53	9,361	496,740	12,342	(25)	(34)	91,342

Net gain (loss) on investments	37,702	(36)	5,061	1,255,418	(28,156)	(30)	5,490	130,276

Reinvested capital gains	-	351	-	502,826	-	-	-	2,181

Net increase (decrease) in contract owners’ equity resulting from operations	$38,456	235	4,829	1,700,707	(29,177)	(31)	5,060	124,739

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	RVLCV	RVLDD	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL	RVWDL
Reinvested dividends	$1,596	-	-	33	-	-	-	-
Mortality and expense risk charges (note 2)	(3,566)	(10,263)	(2,454)	(1,299)	(2,412)	(2,497)	(69)	(88)

Net investment income (loss)	(1,970)	(10,263)	(2,454)	(1,266)	(2,412)	(2,497)	(69)	(88)

Realized gain (loss) on investments	5,597	150,227	26,451	25,520	23,316	38,746	(1,008)	(25)
Change in unrealized gain (loss) on investments	74,361	96,322	(16,689)	(2,093)	834	17,084	1,548	(1,013)

Net gain (loss) on investments	79,958	246,549	9,762	23,427	24,150	55,830	540	(1,038)

Reinvested capital gains	882	-	13,553	1,514	429	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$78,870	236,286	20,861	23,675	22,167	53,333	471	(1,126)

Investment Activity*:	AVGI	AVHY1	IVDDI	IVGMMI	IVHS	IVMCC2	IVRE	IVT
Reinvested dividends	$3,043	24,203	2,971	316	266	656	8,186	-
Mortality and expense risk charges (note 2)	(6,267)	(8,783)	(2,658)	(68,096)	(1,975)	(4,400)	(4,868)	(6,233)

Net investment income (loss)	(3,224)	15,420	313	(67,780)	(1,709)	(3,744)	3,318	(6,233)

Realized gain (loss) on investments	12,355	(107)	4,049	-	5,237	(1,289)	(499)	61,018
Change in unrealized gain (loss) on investments	91,978	(2,202)	17,207	-	(4,340)	55,597	60,631	(41,880)

Net gain (loss) on investments	104,333	(2,309)	21,256	-	897	54,308	60,132	19,138

Reinvested capital gains	10,423	-	538	-	13,826	-	-	32,484

Net increase (decrease) in contract owners’ equity resulting from operations	$111,532	13,111	22,107	(67,780)	13,014	50,564	63,450	45,389

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	JABIN	JAEI	JAFRIN	JAGRIN	JAIG	JARIN	JMCVIN	LZREMS
Reinvested dividends	$15,891	37,622	-	43,673	7,427	14,248	356	3,655
Mortality and expense risk charges (note 2)	(23,398)	(151,401)	(10,520)	(107,749)	(10,488)	(179,398)	(990)	(3,923)

Net investment income (loss)	(7,507)	(113,779)	(10,520)	(64,076)	(3,061)	(165,150)	(634)	(268)

Realized gain (loss) on investments	25,487	608,576	48,895	473,955	32,651	634,759	212	14,531
Change in unrealized gain (loss) on investments	219,831	180,781	16,018	480,295	45,784	1,260,503	13,362	(3,699)

Net gain (loss) on investments	245,318	789,357	64,913	954,250	78,435	1,895,262	13,574	10,832

Reinvested capital gains	13,502	992,805	90,712	393,475	-	715,778	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$251,313	1,668,383	145,105	1,283,649	75,374	2,445,890	12,940	10,564

Investment Activity*:	LZRIES	LZRUSM	LPVCAI	LPVCII	LVCLGI	SBVHY	LOVCDG	LOVGI
Reinvested dividends	$709	556	121	1,916	-	580	3,869	23,686
Mortality and expense risk charges (note 2)	(1,444)	(15,426)	(1,351)	(2,066)	(5,528)	(225)	(8,506)	(31,347)

Net investment income (loss)	(735)	(14,870)	(1,230)	(150)	(5,528)	355	(4,637)	(7,661)

Realized gain (loss) on investments	2,137	8,697	2,135	11,942	30,299	(223)	20,036	257,672
Change in unrealized gain (loss) on investments	533	178,368	(15,180)	8,749	15,935	(175)	50,188	81,618

Net gain (loss) on investments	2,670	187,065	(13,045)	20,691	46,234	(398)	70,224	339,290

Reinvested capital gains	910	1,152	19,735	9,206	20,162	-	54,647	242,899

Net increase (decrease) in contract owners’ equity resulting from operations	$2,845	173,347	5,460	29,747	60,868	(43)	120,234	574,528

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	AMCG	AMRI	AMSRS	AMTB	NOVPDI	NOVPM	PMVAAA	PMVEBA
Reinvested dividends	$-	712	2,898	8,544	47,119	-	28,198	751
Mortality and expense risk charges (note 2)	(4,873)	(1,613)	(11,212)	(4,899)	(47,403)	(170,846)	(3,910)	(210)

Net investment income (loss)	(4,873)	(901)	(8,314)	3,645	(284)	(170,846)	24,288	541

Realized gain (loss) on investments	10,945	1,576	31,758	(398)	11,878	348,772	540	(3)
Change in unrealized gain (loss) on investments	(6,084)	28,689	119,446	(5,963)	901,010	3,037,110	8,649	(1,185)

Net gain (loss) on investments	4,861	30,265	151,204	(6,361)	912,888	3,385,882	9,189	(1,188)

Reinvested capital gains	35,050	-	14,817	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$35,038	29,364	157,707	(2,716)	912,604	3,215,036	33,477	(647)

Investment Activity*:	PMVFHA	PMVGBA	PMVHYA	PMVLDA	PMVLGA	PMVRRA	PMVRSA	PMVTRA
Reinvested dividends	$176	4,065	34,502	1,481	3,025	44,897	1,560	21,878
Mortality and expense risk charges (note 2)	(144)	(988)	(9,761)	(3,962)	(2,858)	(13,779)	(399)	(19,833)

Net investment income (loss)	32	3,077	24,741	(2,481)	167	31,118	1,161	2,045

Realized gain (loss) on investments	(56)	(2,267)	17,118	409	(3,036)	4,063	(5,701)	(3,175)
Change in unrealized gain (loss) on investments	(466)	(6,131)	(26,536)	(4,418)	(49,288)	655	10,439	(84,359)

Net gain (loss) on investments	(522)	(8,398)	(9,418)	(4,009)	(52,324)	4,718	4,738	(87,534)

Reinvested capital gains	94	1,284	-	-	35,718	-	-	51,112

Net increase (decrease) in contract owners’ equity resulting from operations	$(396)	(4,037)	15,323	(6,490)	(16,439)	35,836	5,899	(34,377)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PVSTA	ROCMC	ROCSC	TAVV	VWBF	VWEM	VWHA	SVDF
Reinvested dividends	$5,349	-	5,016	5,078	10,658	6,284	2,894	-
Mortality and expense risk charges (note 2)	(7,395)	(1,802)	(5,411)	(10,065)	(3,229)	(10,066)	(9,123)	(42,940)

Net investment income (loss)	(2,046)	(1,802)	(395)	(4,987)	7,429	(3,782)	(6,229)	(42,940)

Realized gain (loss) on investments	605	7,564	(3,679)	41,274	(2,216)	23,309	19,783	218,262
Change in unrealized gain (loss) on investments	(6,306)	18,125	91,017	96,818	(16,662)	(123,863)	88,227	(598,796)

Net gain (loss) on investments	(5,701)	25,689	87,338	138,092	(18,878)	(100,554)	108,010	(380,534)

Reinvested capital gains	-	5,062	-	-	-	15,344	-	235,604

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,747)	28,949	86,943	133,105	(11,449)	(88,992)	101,781	(187,870)

Investment Activity*:	SVOF	AVBV2
Reinvested dividends	$903	237
Mortality and expense risk charges (note 2)	(29,701)	(226)

Net investment income (loss)	(28,798)	11

Realized gain (loss) on investments	101,823	7,700
Change in unrealized gain (loss) on investments	268,981	3,758

Net gain (loss) on investments	370,804	11,458

Reinvested capital gains	108,868	1,466

Net increase (decrease) in contract owners’ equity resulting from operations	$450,874	12,935

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		AASCO		ALCAI2		ALCGI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,236,772)	(552,208)	(31,922)	(4,979)	(156,088)	(124,921)	(87,674)	(58,206)
Realized gain (loss) on investments	8,649,606	4,704,199	44,021	21,498	661,662	532,045	550,136	280,107
Change in unrealized gain (loss) on investments	6,575,312	10,214,588	(865,123)	804,231	(1,099,561)	1,445,403	(1,216,351)	1,600,593
Reinvested capital gains	11,305,720	8,975,792	689,683	132,011	2,529,237	1,439,448	1,428,650	813,704

Net increase (decrease) in contract owners’ equity resulting from operations	25,293,866	23,342,371	(163,341)	952,761	1,935,250	3,291,975	674,761	2,636,198

Equity transactions:
Purchase payments received from contract owners (note 4)	576,743	633,338	5,536	5,071	64,583	73,753	18,471	4,272
Transfers between funds	(1,252,955)	(2,020,987)	1,435	(27,784)	(133,685)	(216,250)	(65,355)	(264,758)
Redemptions (notes 2, 3, and 4)	(12,270,811)	(10,434,959)	(104,829)	(116,604)	(969,904)	(810,085)	(732,995)	(481,225)
Adjustments to maintain reserves	(15,175)	744	(13)	11	84	(12)	(119)	156

Net equity transactions	(12,962,198)	(11,821,864)	(97,871)	(139,306)	(1,038,922)	(952,594)	(779,998)	(741,555)

Net change in contract owners’ equity	12,331,668	11,520,507	(261,212)	813,455	896,328	2,339,381	(105,237)	1,894,643
Contract owners’ equity at beginning of period	142,940,730	131,420,223	2,351,970	1,538,515	11,277,861	8,938,480	6,401,472	4,506,829

Contract owners’ equity at end of period	$155,272,398	142,940,730	2,090,758	2,351,970	12,174,189	11,277,861	6,296,235	6,401,472

CHANGE IN UNITS:
Beginning units	16,012,735	17,036,884	270,833	295,513	558,812	614,520	719,265	795,216
Units purchased	37,303,548	9,172,414	1,038	2,086	8,832	17,862	5,498	15,426
Units redeemed	(36,553,428)	(10,196,563)	(13,349)	(26,766)	(48,850)	(73,570)	(86,307)	(91,377)

Ending units	16,762,855	16,012,735	258,522	270,833	518,794	558,812	638,456	719,265

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ALMGI2		ALVGIA		ACVB		ACVI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(45,889)	(34,082)	(4,501)	(603)	(4,738)	(1,742)	(5,229)	(3,113)
Realized gain (loss) on investments	158,970	161,895	4,122	(8,450)	4,894	2,509	22,259	32,113
Change in unrealized gain (loss) on investments	(1,158,100)	840,537	98,055	(7,109)	49,618	28,701	(456)	43,974
Reinvested capital gains	1,144,994	356,889	-	19,041	25,576	16,954	11,711	5,486

Net increase (decrease) in contract owners’ equity resulting from operations	99,975	1,325,239	97,676	2,879	75,350	46,422	28,285	78,460

Equity transactions:
Purchase payments received from contract owners (note 4)	17,002	3,337	-	29	8,869	59	1,049	829
Transfers between funds	309	(134,090)	87,574	7,097	60,115	(351)	(31,580)	32,042
Redemptions (notes 2, 3, and 4)	(214,062)	(132,568)	(11,757)	(22,649)	(24,816)	(47,658)	(33,859)	(74,396)
Adjustments to maintain reserves	(54)	50	(14)	21	(16)	15	23	(18)

Net equity transactions	(196,805)	(263,271)	75,803	(15,502)	44,152	(47,935)	(64,367)	(41,543)

Net change in contract owners’ equity	(96,830)	1,061,968	173,479	(12,623)	119,502	(1,513)	(36,082)	36,917
Contract owners’ equity at beginning of period	3,306,680	2,244,712	377,068	389,691	522,258	523,771	436,405	399,488

Contract owners’ equity at end of period	$3,209,850	3,306,680	550,547	377,068	641,760	522,258	400,323	436,405

CHANGE IN UNITS:
Beginning units	339,835	370,690	56,672	68,570	22,533	24,997	98,285	131,282
Units purchased	6,774	10,721	4,227	7,481	3,266	1,678	2,498	9,296
Units redeemed	(23,775)	(41,576)	(2,351)	(19,379)	(1,388)	(4,142)	(17,739)	(42,293)

Ending units	322,834	339,835	58,548	56,672	24,411	22,533	83,044	98,285

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVIG		ACVIP2		ACVLVI		ACVU1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(4,546)	5,736	1,461	(299)	9	111	(1,421)	(1,311)
Realized gain (loss) on investments	29,775	36,955	5,107	393	20	813	10,420	10,190
Change in unrealized gain (loss) on investments	40,266	10,378	(1,807)	7,659	317	(3,789)	2,826	18,506
Reinvested capital gains	186,561	51,372	-	-	-	249	5,948	5,844

Net increase (decrease) in contract owners’ equity resulting from operations	252,056	104,441	4,761	7,753	346	(2,616)	17,773	33,229

Equity transactions:
Purchase payments received from contract owners (note 4)	8,937	8,473	-	-	-	-	-	-
Transfers between funds	96,541	34,779	(15)	(49,676)	2,034	(27,053)	(27,908)	2,410
Redemptions (notes 2, 3, and 4)	(95,990)	(72,957)	(36,015)	(8,339)	(75)	(2,202)	(1,133)	(64,939)
Adjustments to maintain reserves	(38)	53	(15)	15	9	(7)	37	(39)

Net equity transactions	9,450	(29,652)	(36,045)	(58,000)	1,968	(29,262)	(29,004)	(62,568)

Net change in contract owners’ equity	261,506	74,789	(31,284)	(50,247)	2,314	(31,878)	(11,231)	(29,339)
Contract owners’ equity at beginning of period	1,148,844	1,074,055	112,445	162,692	1,415	33,293	120,246	149,585

Contract owners’ equity at end of period	$1,410,350	1,148,844	81,161	112,445	3,729	1,415	109,015	120,246

CHANGE IN UNITS:
Beginning units	283,048	299,485	7,534	11,722	84	2,000	2,684	5,192
Units purchased	22,808	11,296	2,668	1,030	106	6	167	1,162
Units redeemed	(14,430)	(27,733)	(5,018)	(5,218)	(4)	(1,922)	(865)	(3,670)

Ending units	291,426	283,048	5,184	7,534	186	84	1,986	2,684

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVV		PIHYB2		PIVEI2		PIVF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$7,103	16,490	1,404	1,585	(1,169)	3,864	(2,718)	(2,560)
Realized gain (loss) on investments	183,974	83,833	402	(11)	(12,374)	(32,126)	19,633	(17,079)
Change in unrealized gain (loss) on investments	259,626	(182,596)	(199)	(1,354)	118,614	(222)	11,391	41,777
Reinvested capital gains	-	51,018	-	-	-	16,677	12,056	21,234

Net increase (decrease) in contract owners’ equity resulting from operations	450,703	(31,255)	1,607	220	105,071	(11,807)	40,362	43,372

Equity transactions:
Purchase payments received from contract owners (note 4)	4,702	9,230	-	-	-	-	46	360
Transfers between funds	(42,033)	(24,995)	-	-	(4,943)	(23,173)	(35,052)	(1,853)
Redemptions (notes 2, 3, and 4)	(284,576)	(192,253)	(6,539)	(822)	(10,055)	(13,484)	(89,728)	(54,129)
Adjustments to maintain reserves	13	16	1	(4)	1	-	2	(1)

Net equity transactions	(321,894)	(208,002)	(6,538)	(826)	(14,997)	(36,657)	(124,732)	(55,623)

Net change in contract owners’ equity	128,809	(239,257)	(4,931)	(606)	90,074	(48,464)	(84,370)	(12,251)
Contract owners’ equity at beginning of period	2,164,302	2,403,559	44,764	45,370	450,513	498,977	245,615	257,866

Contract owners’ equity at end of period	$2,293,111	2,164,302	39,833	44,764	540,587	450,513	161,245	245,615

CHANGE IN UNITS:
Beginning units	348,847	395,225	2,341	2,383	110,477	114,362	33,418	36,678
Units purchased	2,862	8,905	-	-	2,184	754	3,511	2,684
Units redeemed	(42,792)	(55,283)	(331)	(42)	(5,572)	(4,639)	(17,927)	(5,944)

Ending units	308,917	348,847	2,010	2,341	107,089	110,477	19,002	33,418

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PIVMV2		PIVSI2		DSIF		DSRG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(210)	(163)	3,646	4,488	(32,449)	37,092	(10,389)	(2,882)
Realized gain (loss) on investments	562	(11,348)	961	768	1,356,495	735,576	68,506	63,590
Change in unrealized gain (loss) on investments	7,501	8,665	(5,985)	7,907	2,011,887	446,654	364,292	278,562
Reinvested capital gains	-	787	2,124	739	750,409	834,299	45,948	19,625

Net increase (decrease) in contract owners’ equity resulting from operations	7,853	(2,059)	746	13,902	4,086,342	2,053,621	468,357	358,895

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	780	3,724	50,970	40,564	7,390	9,583
Transfers between funds	1,151	(3,569)	(8,548)	(23,356)	312,055	14,566	(188)	(5,577)
Redemptions (notes 2, 3, and 4)	(100)	(42,445)	(10,748)	(3,845)	(1,265,612)	(877,895)	(119,346)	(99,416)
Adjustments to maintain reserves	9	(7)	(2)	(2)	(14,941)	241	(17)	38

Net equity transactions	1,060	(46,021)	(18,518)	(23,479)	(917,528)	(822,524)	(112,161)	(95,372)

Net change in contract owners’ equity	8,913	(48,080)	(17,772)	(9,577)	3,168,814	1,231,097	356,196	263,523
Contract owners’ equity at beginning of period	27,509	75,589	236,032	245,609	15,556,702	14,325,605	1,890,519	1,626,996

Contract owners’ equity at end of period	$36,422	27,509	218,260	236,032	18,725,516	15,556,702	2,246,715	1,890,519

CHANGE IN UNITS:
Beginning units	1,332	3,638	14,128	15,468	1,935,659	2,040,021	318,422	335,256
Units purchased	283	-	147	2,898	69,673	118,089	2,150	11,033
Units redeemed	(232)	(2,306)	(1,268)	(4,238)	(192,269)	(222,451)	(17,852)	(27,867)

Ending units	1,383	1,332	13,007	14,128	1,813,063	1,935,659	302,720	318,422

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DVSCS		CLVGT2		FHIB		FVK2S
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(3,267)	(1,223)	(21,729)	(19,416)	30,774	39,456	(4,651)	(5,317)
Realized gain (loss) on investments	13,952	(14,627)	82,303	36,854	(4,051)	(10,205)	17,763	10,683
Change in unrealized gain (loss) on investments	44,320	13,186	325,111	419,788	2,353	3,283	(34,057)	40,727
Reinvested capital gains	3,901	14,073	214,993	110,025	-	-	24,295	38,504

Net increase (decrease) in contract owners’ equity resulting from operations	58,906	11,409	600,678	547,251	29,076	32,534	3,350	84,597

Equity transactions:
Purchase payments received from contract owners (note 4)	192	192	300	1,052	505	1,289	1,600	4,875
Transfers between funds	44,763	5,251	(54,653)	(16,642)	933	(9,637)	4,742	(31,678)
Redemptions (notes 2, 3, and 4)	(43,296)	(50,123)	(97,252)	(170,163)	(36,069)	(53,604)	(84,750)	(95,548)
Adjustments to maintain reserves	11	(10)	(41)	51	22	(19)	4	(1)

Net equity transactions	1,670	(44,690)	(151,646)	(185,702)	(34,609)	(61,971)	(78,404)	(122,352)

Net change in contract owners’ equity	60,576	(33,281)	449,032	361,549	(5,533)	(29,437)	(75,054)	(37,755)
Contract owners’ equity at beginning of period	245,677	278,958	1,707,106	1,345,557	903,153	932,590	363,522	401,277

Contract owners’ equity at end of period	$306,253	245,677	2,156,138	1,707,106	897,620	903,153	288,468	363,522

CHANGE IN UNITS:
Beginning units	7,638	9,347	363,792	376,161	115,426	132,506	10,292	14,487
Units purchased	1,666	1,930	3,318	39,338	384	676	187	220
Units redeemed	(1,743)	(3,639)	(9,739)	(51,707)	(6,751)	(17,756)	(2,388)	(4,415)

Ending units	7,561	7,638	357,371	363,792	109,059	115,426	8,091	10,292

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FVU2		GVR2XS		GVRUGM		RAF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,166	3,460	(168)	252	(4,312)	(4,457)	(549)	162
Realized gain (loss) on investments	5,123	590	(695)	5,691	-	-	(10,209)	(45,223)
Change in unrealized gain (loss) on investments	44,013	(5,553)	-	(1,754)	-	-	5,893	4,039
Reinvested capital gains	-	-	3,097	-	-	24	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	50,302	(1,503)	2,234	4,189	(4,312)	(4,433)	(4,865)	(41,022)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	3	-	-	-	-	-	-
Transfers between funds	(20,227)	(107)	(2,215)	(22,719)	(143)	(625)	113,621	14,233
Redemptions (notes 2, 3, and 4)	(14,909)	(7,909)	(20)	(708)	(20,371)	(22,086)	(1,582)	(60)
Adjustments to maintain reserves	5	(3)	1	(1)	2	(4)	-	-

Net equity transactions	(35,131)	(8,016)	(2,234)	(23,428)	(20,512)	(22,715)	112,039	14,173

Net change in contract owners’ equity	15,171	(9,519)	-	(19,239)	(24,824)	(27,148)	107,174	(26,849)
Contract owners’ equity at beginning of period	320,761	330,280	-	19,239	352,513	379,661	7,072	33,921

Contract owners’ equity at end of period	$335,932	320,761	-	-	327,689	352,513	114,246	7,072

CHANGE IN UNITS:
Beginning units	85,644	88,192	-	1,118	152,599	157,823	15,448	44,845
Units purchased	7	48	2,642	9,043	-	4,240	5,141,667	618,254
Units redeemed	(8,990)	(2,596)	(2,642)	(10,161)	(17,885)	(9,464)	(4,808,892)	(647,651)

Ending units	76,661	85,644	-	-	134,714	152,599	348,223	15,448

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RBF		RBKF		RBMF		RCPF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(9,160)	(8,015)	(617)	(267)	(995)	(130)	(3,297)	(2,619)
Realized gain (loss) on investments	51,622	5,277	2,222	(4,893)	10,402	694	11,045	10,458
Change in unrealized gain (loss) on investments	(96,197)	65,162	17,936	(7,553)	5,940	7,897	23,589	5,588
Reinvested capital gains	53,005	43,848	-	-	2,453	403	283	4,884

Net increase (decrease) in contract owners’ equity resulting from operations	(730)	106,272	19,541	(12,713)	17,800	8,864	31,620	18,311

Equity transactions:
Purchase payments received from contract owners (note 4)	2,300	2,140	-	-	-	-	380	360
Transfers between funds	(44,995)	55,751	(6,420)	(445)	25,898	3,800	(12,456)	(23,262)
Redemptions (notes 2, 3, and 4)	(17,422)	(25,051)	(3,133)	(7,271)	(1,952)	(1,641)	(19,679)	(20,823)
Adjustments to maintain reserves	(34)	37	(9)	9	(34)	34	(2)	5

Net equity transactions	(60,151)	32,877	(9,562)	(7,707)	23,912	2,193	(31,757)	(43,720)

Net change in contract owners’ equity	(60,881)	139,149	9,979	(20,420)	41,712	11,057	(137)	(25,409)
Contract owners’ equity at beginning of period	627,034	487,885	74,551	94,971	60,823	49,766	374,434	399,843

Contract owners’ equity at end of period	$566,153	627,034	84,530	74,551	102,535	60,823	374,297	374,434

CHANGE IN UNITS:
Beginning units	15,362	14,434	8,327	9,799	2,367	2,291	12,131	13,791
Units purchased	3,600	4,178	3,397	480	3,862	142	1,785	6,765
Units redeemed	(4,963)	(3,250)	(3,960)	(1,952)	(2,895)	(66)	(3,024)	(8,425)

Ending units	13,999	15,362	7,764	8,327	3,334	2,367	10,892	12,131

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RELF		RENF		RESF		RFSF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,017)	(1,428)	(1,816)	(307)	(494)	(202)	(2,010)	(306)
Realized gain (loss) on investments	45,980	85,755	(8,951)	(26,851)	(25,757)	(28,213)	4,166	3,595
Change in unrealized gain (loss) on investments	(24,078)	(68,114)	91,239	(52,323)	32,557	3,945	51,377	(5,217)
Reinvested capital gains	4,589	1,148	-	-	-	-	5,079	1,280

Net increase (decrease) in contract owners’ equity resulting from operations	25,474	17,361	80,472	(79,481)	6,306	(24,470)	58,612	(648)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	800	1,907	1,799	960	960	-	-
Transfers between funds	(5,163)	(180,813)	20,683	(9,902)	9,711	2,067	25,303	34,166
Redemptions (notes 2, 3, and 4)	(24,300)	(2,648)	(8,335)	(14,710)	(2,537)	(5,317)	(1,195)	(6,008)
Adjustments to maintain reserves	8	(3)	(12)	6	3	(16)	(9)	10

Net equity transactions	(29,455)	(182,664)	14,243	(22,807)	8,137	(2,306)	24,099	28,168

Net change in contract owners’ equity	(3,981)	(165,303)	94,715	(102,288)	14,443	(26,776)	82,711	27,520
Contract owners’ equity at beginning of period	69,300	234,603	148,692	250,980	37,174	63,950	151,298	123,778

Contract owners’ equity at end of period	$65,319	69,300	243,407	148,692	51,617	37,174	234,009	151,298

CHANGE IN UNITS:
Beginning units	3,074	11,226	19,642	21,505	12,297	13,155	10,915	9,123
Units purchased	5,629	913	14,091	2,723	12,833	4,691	3,527	8,224
Units redeemed	(6,626)	(9,065)	(11,842)	(4,586)	(9,285)	(5,549)	(1,705)	(6,432)

Ending units	2,077	3,074	21,891	19,642	15,845	12,297	12,737	10,915

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RHCF		RINF		RJNF		RLCE
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(10,511)	(9,434)	(2,219)	(1,541)	(215)	(187)	(2,071)	(15)
Realized gain (loss) on investments	79,018	13,260	4,537	6,154	(1,281)	(3,832)	7,424	(1,249)
Change in unrealized gain (loss) on investments	(6,421)	78,447	(20,023)	27,570	1,431	(1,479)	18,701	(2,616)
Reinvested capital gains	38,006	17,176	12,076	1,105	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	100,092	99,449	(5,629)	33,288	(65)	(5,498)	24,054	(3,880)

Equity transactions:
Purchase payments received from contract owners (note 4)	388	460	-	-	-	-	-	-
Transfers between funds	825	112,144	1,207	13,150	-	(4,595)	13,977	(932)
Redemptions (notes 2, 3, and 4)	(99,497)	(35,354)	(7,728)	(10,088)	(428)	(271)	(48,813)	(5,968)
Adjustments to maintain reserves	(5)	16	(60)	62	1	2	(4)	8

Net equity transactions	(98,289)	77,266	(6,581)	3,124	(427)	(4,864)	(34,840)	(6,892)

Net change in contract owners’ equity	1,803	176,715	(12,210)	36,412	(492)	(10,362)	(10,786)	(10,772)
Contract owners’ equity at beginning of period	684,838	508,123	96,214	59,802	13,516	23,878	143,484	154,256

Contract owners’ equity at end of period	$686,641	684,838	84,004	96,214	13,024	13,516	132,698	143,484

CHANGE IN UNITS:
Beginning units	19,861	16,822	1,922	1,847	10,752	38,890	13,653	14,488
Units purchased	4,787	6,836	478	556	-	-	1,839	194
Units redeemed	(7,751)	(3,797)	(588)	(481)	(243)	(28,138)	(4,986)	(1,029)

Ending units	16,897	19,861	1,812	1,922	10,509	10,752	10,506	13,653

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RLCJ		RLF		RMED		RMEK
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(2,962)	(889)	(1,841)	(676)	(8,649)	(2,569)	(4,571)	(2,826)
Realized gain (loss) on investments	19,324	5,297	14,696	3,577	(12,546)	(15,945)	28,915	10,707
Change in unrealized gain (loss) on investments	(50,074)	43,939	(16,928)	12,407	98,423	48,548	(30,238)	31,449
Reinvested capital gains	-	-	1,574	1,004	68,250	12,519	67,758	6,292

Net increase (decrease) in contract owners’ equity resulting from operations	(33,712)	48,347	(2,499)	16,312	145,478	42,553	61,864	45,622

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	3,300	3,300	1,944	1,944
Transfers between funds	40,801	(5,408)	(36,739)	64,105	(35,815)	2,274	(365,114)	336,968
Redemptions (notes 2, 3, and 4)	(42,076)	(14,870)	(2,182)	(14,297)	(51,282)	(6,242)	(14,915)	(3,549)
Adjustments to maintain reserves	(14)	17	(7)	8	56	(50)	16	(15)

Net equity transactions	(1,289)	(20,261)	(38,928)	49,816	(83,741)	(718)	(378,069)	335,348

Net change in contract owners’ equity	(35,001)	28,086	(41,427)	66,128	61,737	41,835	(316,205)	380,970
Contract owners’ equity at beginning of period	158,854	130,768	91,136	25,008	478,882	437,047	573,952	192,982

Contract owners’ equity at end of period	$123,853	158,854	49,709	91,136	540,619	478,882	257,747	573,952

CHANGE IN UNITS:
Beginning units	6,244	7,063	3,255	1,076	38,193	37,724	28,240	20,174
Units purchased	1,320	1,605	2,309	5,059	3,989	996	28,471	11,034
Units redeemed	(2,087)	(2,424)	(3,872)	(2,880)	(9,529)	(527)	(36,133)	(2,968)

Ending units	5,477	6,244	1,692	3,255	32,653	38,193	20,578	28,240

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RNF		ROF		RPMF		RREF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(16,922)	(6,073)	(41,512)	(29,233)	9,004	16,835	(441)	898
Realized gain (loss) on investments	71,239	94,441	536,990	378,880	75,054	27,500	6,827	182
Change in unrealized gain (loss) on investments	425,097	1,810	(65,788)	375,199	(131,865)	81,388	10,246	(8,343)
Reinvested capital gains	67,847	123,190	236,930	336,967	-	-	-	1,577

Net increase (decrease) in contract owners’ equity resulting from operations	547,261	213,368	666,620	1,061,813	(47,807)	125,723	16,632	(5,686)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	5,460	3,873	5,792	264	902	380	360
Transfers between funds	24,722	6,409	56,573	(524,844)	(34,918)	38,108	12,151	2,079
Redemptions (notes 2, 3, and 4)	(75,707)	(120,695)	(307,009)	(289,922)	(150,625)	(72,516)	(29,837)	(6,707)
Adjustments to maintain reserves	10	(630)	(86)	108	(14)	19	(4)	5

Net equity transactions	(50,975)	(109,456)	(246,649)	(808,866)	(185,293)	(33,487)	(17,310)	(4,263)

Net change in contract owners’ equity	496,286	103,912	419,971	252,947	(233,100)	92,236	(678)	(9,949)
Contract owners’ equity at beginning of period	1,395,933	1,292,021	3,025,805	2,772,858	549,393	457,157	60,532	70,481

Contract owners’ equity at end of period	$1,892,219	1,395,933	3,445,776	3,025,805	316,293	549,393	59,854	60,532

CHANGE IN UNITS:
Beginning units	33,510	36,672	37,164	49,089	44,245	49,808	2,668	2,921
Units purchased	1,064	1,792	17,910	30,117	14,743	17,702	1,435	138
Units redeemed	(2,137)	(4,954)	(20,528)	(42,042)	(30,497)	(23,265)	(2,030)	(391)

Ending units	32,437	33,510	34,546	37,164	28,491	44,245	2,073	2,668

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RRF		RSRF		RTEC		RTEL
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,012)	(864)	(331)	(234)	(7,460)	(10,009)	(439)	(397)
Realized gain (loss) on investments	3,320	9,747	1,772	(495)	161,371	71,801	6,154	300
Change in unrealized gain (loss) on investments	(852)	8,652	5,238	1,549	(112,824)	136,455	(1,941)	1,805
Reinvested capital gains	4,237	-	-	-	24,806	9,869	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,693	17,535	6,679	820	65,893	208,116	3,774	1,708

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	13	28	-	-
Transfers between funds	568	1,065	13,226	240	(287,696)	180,548	(14,860)	(18,034)
Redemptions (notes 2, 3, and 4)	(1,699)	(23,821)	(7,301)	(2,248)	(14,953)	(216,990)	(4,856)	(1,152)
Adjustments to maintain reserves	(14)	17	9	5	22	(20)	(12)	8

Net equity transactions	(1,145)	(22,739)	5,934	(2,003)	(302,614)	(36,434)	(19,728)	(19,178)

Net change in contract owners’ equity	4,548	(5,204)	12,613	(1,183)	(236,721)	171,682	(15,954)	(17,470)
Contract owners’ equity at beginning of period	58,107	63,311	29,862	31,045	583,244	411,562	44,359	61,829

Contract owners’ equity at end of period	$62,655	58,107	42,475	29,862	346,523	583,244	28,405	44,359

CHANGE IN UNITS:
Beginning units	1,587	2,463	3,490	3,682	14,936	14,802	3,822	5,442
Units purchased	136	241	12,248	735	2,511	9,606	5,446	1,287
Units redeemed	(163)	(1,117)	(6,610)	(927)	(9,781)	(9,472)	(6,878)	(2,907)

Ending units	1,560	1,587	9,128	3,490	7,666	14,936	2,390	3,822

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RTF		RTRF		RUF		RUGB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(13,498)	(6,486)	(245)	(87)	(544)	(372)	(2,074)	(4,895)
Realized gain (loss) on investments	190,951	55,295	(256)	(391)	(8,545)	(9,283)	23,246	7,249
Change in unrealized gain (loss) on investments	169,884	(44,338)	1,221	1,734	1,442	1,602	(66,333)	47,735
Reinvested capital gains	-	109,269	1,235	191	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	347,337	113,740	1,955	1,447	(7,647)	(8,053)	(45,161)	50,089

Equity transactions:
Purchase payments received from contract owners (note 4)	2,710	3,408	-	-	-	-	-	1,001
Transfers between funds	45,014	(582,191)	12,744	(8,112)	92,185	(8,424)	(380,934)	390,048
Redemptions (notes 2, 3, and 4)	(96,259)	(33,394)	(287)	(41)	(957)	(767)	(53,327)	(16,492)
Adjustments to maintain reserves	17	(7)	-	(1)	-	-	(18)	16

Net equity transactions	(48,518)	(612,184)	12,457	(8,154)	91,228	(9,191)	(434,279)	374,573

Net change in contract owners’ equity	298,819	(498,444)	14,412	(6,707)	83,581	(17,244)	(479,440)	424,662
Contract owners’ equity at beginning of period	615,244	1,113,688	7,871	14,578	25,148	42,392	659,119	234,457

Contract owners’ equity at end of period	$914,063	615,244	22,283	7,871	108,729	25,148	179,679	659,119

CHANGE IN UNITS:
Beginning units	12,202	22,527	218	553	44,335	54,080	34,518	23,436
Units purchased	21,838	38,374	376	-	3,331,281	1,220,617	6,954	86,673
Units redeemed	(22,414)	(48,699)	(84)	(335)	(3,151,296)	(1,230,362)	(20,910)	(75,591)

Ending units	11,626	12,202	510	218	224,320	44,335	20,562	34,518

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RUTL		RVARS		RVCMD		RVF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$754	840	(80)	(12)	(232)	(105)	(57,537)	(28,761)
Realized gain (loss) on investments	30,495	(10,079)	(89)	13	(4,300)	(2,363)	758,678	622,403
Change in unrealized gain (loss) on investments	7,207	(47,775)	53	56	9,361	(911)	496,740	487,580
Reinvested capital gains	-	6,140	351	-	-	-	502,826	455,175

Net increase (decrease) in contract owners’ equity resulting from operations	38,456	(50,874)	235	57	4,829	(3,379)	1,700,707	1,536,397

Equity transactions:
Purchase payments received from contract owners (note 4)	380	360	1,166	-	-	-	2,677	3,005
Transfers between funds	(29,247)	16,916	(123)	22	(4,510)	1,560	59,432	(364,579)
Redemptions (notes 2, 3, and 4)	(43,640)	(26,820)	(397)	(185)	(755)	(384)	(318,394)	(24,346)
Adjustments to maintain reserves	(21)	21	3	(6)	-	1	400	(370)

Net equity transactions	(72,528)	(9,523)	649	(169)	(5,265)	1,177	(255,885)	(386,290)

Net change in contract owners’ equity	(34,072)	(60,397)	884	(112)	(436)	(2,202)	1,444,822	1,150,107
Contract owners’ equity at beginning of period	390,794	451,191	1,082	1,194	14,658	16,860	3,359,329	2,209,222

Contract owners’ equity at end of period	$356,722	390,794	1,966	1,082	14,222	14,658	4,804,151	3,359,329

CHANGE IN UNITS:
Beginning units	20,525	21,915	131	149	8,645	7,519	14,765	17,952
Units purchased	8,090	10,322	1,526	3	108	2,381	6,446	7,265
Units redeemed	(11,896)	(11,712)	(1,435)	(21)	(2,623)	(1,255)	(7,283)	(10,452)

Ending units	16,719	20,525	222	131	6,130	8,645	13,928	14,765

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RVIDD		RVIMC		RVISC		RVLCG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,021)	(733)	(1)	(2)	(430)	19	(7,718)	(7,553)
Realized gain (loss) on investments	(40,498)	(70,318)	(5)	(316)	5,524	(2,688)	38,934	57,620
Change in unrealized gain (loss) on investments	12,342	(57,820)	(25)	456	(34)	75	91,342	(23,174)
Reinvested capital gains	-	-	-	-	-	-	2,181	93,202

Net increase (decrease) in contract owners’ equity resulting from operations	(29,177)	(128,871)	(31)	138	5,060	(2,594)	124,739	120,095

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	(1,900)
Transfers between funds	100,101	179,053	-	-	94,517	2,509	144,614	(272,690)
Redemptions (notes 2, 3, and 4)	(7,131)	(14,360)	-	(546)	(942)	(6)	(101,225)	(44,862)
Adjustments to maintain reserves	3	1	(1)	(1)	2	2	(18)	20

Net equity transactions	92,973	164,694	(1)	(547)	93,577	2,505	43,371	(319,432)

Net change in contract owners’ equity	63,796	35,823	(32)	(409)	98,637	(89)	168,110	(199,337)
Contract owners’ equity at beginning of period	70,203	34,380	131	540	191	280	557,553	756,890

Contract owners’ equity at end of period	$133,999	70,203	99	131	98,828	191	725,663	557,553

CHANGE IN UNITS:
Beginning units	651,272	170,611	150	457	258	258	15,511	27,067
Units purchased	23,579,851	5,211,960	-	-	3,632,203	8,221	26,119	62,993
Units redeemed	(22,290,857)	(4,731,299)	-	(307)	(3,466,791)	(8,221)	(24,963)	(74,549)

Ending units	1,940,266	651,272	150	150	165,670	258	16,667	15,511

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RVLCV		RVLDD		RVMCG		RVMCV
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,970)	996	(10,263)	(3,069)	(2,454)	(2,606)	(1,266)	(518)
Realized gain (loss) on investments	5,597	(56,974)	150,227	(40,571)	26,451	(3,993)	25,520	(9,120)
Change in unrealized gain (loss) on investments	74,361	(49,681)	96,322	29,082	(16,689)	42,829	(2,093)	7,198
Reinvested capital gains	882	18,927	-	51,353	13,553	7,110	1,514	2,046

Net increase (decrease) in contract owners’ equity resulting from operations	78,870	(86,732)	236,286	36,795	20,861	43,340	23,675	(394)

Equity transactions:
Purchase payments received from contract owners (note 4)	380	460	3,368	3,040	370	460	(17)	-
Transfers between funds	2,473	(215,392)	(7,783)	(35,748)	(26)	(17,632)	(7,028)	(4,187)
Redemptions (notes 2, 3, and 4)	(92,253)	(22,495)	(40,281)	(2,595)	(68,690)	(34,042)	(46,821)	(839)
Adjustments to maintain reserves	(2)	8	(71)	75	34	(32)	(10)	10

Net equity transactions	(89,402)	(237,419)	(44,767)	(35,228)	(68,312)	(51,246)	(53,876)	(5,016)

Net change in contract owners’ equity	(10,532)	(324,151)	191,519	1,567	(47,451)	(7,906)	(30,201)	(5,410)
Contract owners’ equity at beginning of period	276,400	600,551	613,041	611,474	198,089	205,995	72,598	78,008

Contract owners’ equity at end of period	$265,868	276,400	804,560	613,041	150,638	198,089	42,397	72,598

CHANGE IN UNITS:
Beginning units	12,764	25,244	12,849	12,855	5,761	7,682	2,931	3,332
Units purchased	2,855	39,742	26,426	15,995	901	13,090	26,260	1,163
Units redeemed	(6,201)	(52,222)	(27,108)	(16,001)	(2,697)	(15,011)	(27,857)	(1,564)

Ending units	9,418	12,764	12,167	12,849	3,965	5,761	1,334	2,931

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RVSCG		RVSCV		RVSDL		RVWDL
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(2,412)	(1,740)	(2,497)	(1,321)	(69)	(57)	(88)	(56)
Realized gain (loss) on investments	23,316	(4,624)	38,746	(22,497)	(1,008)	(95)	(25)	(29)
Change in unrealized gain (loss) on investments	834	14,475	17,084	2,244	1,548	(1,911)	(1,013)	659
Reinvested capital gains	429	5,357	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	22,167	13,468	53,333	(21,574)	471	(2,063)	(1,126)	574

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(13,199)	(18,376)	(2,412)	(6,260)	(10,467)	(1,480)	108	145
Redemptions (notes 2, 3, and 4)	(27,784)	(23,494)	(35,374)	(26,804)	(8)	(50)	(58)	(96)
Adjustments to maintain reserves	(29)	31	4	(1)	(2)	(1)	4	(2)

Net equity transactions	(41,012)	(41,839)	(37,782)	(33,065)	(10,477)	(1,531)	54	47

Net change in contract owners’ equity	(18,845)	(28,371)	15,551	(54,639)	(10,006)	(3,594)	(1,072)	621
Contract owners’ equity at beginning of period	108,099	136,470	87,344	141,983	10,339	13,933	7,429	6,808

Contract owners’ equity at end of period	$89,254	108,099	102,895	87,344	333	10,339	6,357	7,429

CHANGE IN UNITS:
Beginning units	3,788	5,290	5,351	8,001	1,697	1,939	1,267	1,256
Units purchased	18,785	2,341	59,004	1,277	-	129	20	28
Units redeemed	(19,844)	(3,843)	(59,831)	(3,927)	(1,647)	(371)	(9)	(17)

Ending units	2,729	3,788	4,524	5,351	50	1,697	1,278	1,267

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AVGI		AVHY1		IVDDI		IVGMMI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(3,224)	(165)	15,420	17,887	313	1,989	(67,780)	(58,452)
Realized gain (loss) on investments	12,355	9,715	(107)	(23,396)	4,049	6,839	-	-
Change in unrealized gain (loss) on investments	91,978	(49,137)	(2,202)	(6,231)	17,207	(23,318)	-	-
Reinvested capital gains	10,423	90,912	-	-	538	4,357	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	111,532	51,325	13,111	(11,740)	22,107	(10,133)	(67,780)	(58,452)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	1,269	2,082	380	3,644	18,991	25,804
Transfers between funds	(3,988)	3,119	124,943	(101,243)	(8,914)	(168,003)	240,963	870,909
Redemptions (notes 2, 3, and 4)	(52,317)	(46,197)	(45,508)	(53,169)	(30,843)	(34,537)	(410,294)	(413,212)
Adjustments to maintain reserves	(15)	17	12	(9)	(13)	10	2	22

Net equity transactions	(56,320)	(43,061)	80,716	(152,339)	(39,390)	(198,886)	(150,338)	483,523

Net change in contract owners’ equity	55,212	8,264	93,827	(164,079)	(17,283)	(209,019)	(218,118)	425,071
Contract owners’ equity at beginning of period	442,408	434,144	415,272	579,351	151,708	360,727	4,307,410	3,882,339

Contract owners’ equity at end of period	$497,620	442,408	509,099	415,272	134,425	151,708	4,089,292	4,307,410

CHANGE IN UNITS:
Beginning units	18,814	20,741	20,436	28,777	7,586	17,591	470,630	417,879
Units purchased	2,375	736	7,185	3,509	392	630	850,283	1,045,514
Units redeemed	(4,408)	(2,663)	(3,094)	(11,850)	(2,153)	(10,635)	(868,367)	(992,763)

Ending units	16,781	18,814	24,527	20,436	5,825	7,586	452,546	470,630

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IVHS		IVMCC2		IVRE		IVT
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,709)	(1,631)	(3,744)	(2,089)	3,318	10,630	(6,233)	(6,229)
Realized gain (loss) on investments	5,237	182	(1,289)	(10,372)	(499)	6,395	61,018	19,563
Change in unrealized gain (loss) on investments	(4,340)	14,566	55,597	(15,563)	60,631	(95,569)	(41,880)	98,238
Reinvested capital gains	13,826	3,690	-	45,707	-	8,901	32,484	32,956

Net increase (decrease) in contract owners’ equity resulting from operations	13,014	16,807	50,564	17,683	63,450	(69,643)	45,389	144,528

Equity transactions:
Purchase payments received from contract owners (note 4)	598	989	-	777	290	712	-	-
Transfers between funds	(6,926)	(2,563)	(882)	39,966	(17,557)	(10,099)	(68,198)	9,526
Redemptions (notes 2, 3, and 4)	(15,694)	(20,453)	(25,499)	(19,602)	(34,693)	(91,358)	(59,012)	(72,978)
Adjustments to maintain reserves	(18)	20	(27)	27	(1)	4	(9)	9

Net equity transactions	(22,040)	(22,007)	(26,408)	21,168	(51,961)	(100,741)	(127,219)	(63,443)

Net change in contract owners’ equity	(9,026)	(5,200)	24,156	38,851	11,489	(170,384)	(81,830)	81,085
Contract owners’ equity at beginning of period	138,503	143,703	246,209	207,358	303,215	473,599	435,687	354,602

Contract owners’ equity at end of period	$129,477	138,503	270,365	246,209	314,704	303,215	353,857	435,687

CHANGE IN UNITS:
Beginning units	24,385	29,577	21,956	20,795	54,303	74,900	78,737	82,740
Units purchased	1,546	1,137	40	2,811	876	3,118	3,489	604
Units redeemed	(5,376)	(6,329)	(816)	(1,650)	(14,904)	(23,715)	(28,087)	(4,607)

Ending units	20,555	24,385	21,180	21,956	40,275	54,303	54,139	78,737

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JABIN		JAEI		JAFRIN		JAGRIN
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(7,507)	7,339	(113,779)	(115,342)	(10,520)	(7,390)	(64,076)	(38,537)
Realized gain (loss) on investments	25,487	73,111	608,576	684,485	48,895	20,132	473,955	382,750
Change in unrealized gain (loss) on investments	219,831	82,349	180,781	395,115	16,018	151,789	480,295	501,054
Reinvested capital gains	13,502	23,969	992,805	673,019	90,712	48,120	393,475	371,288

Net increase (decrease) in contract owners’ equity resulting from operations	251,313	186,768	1,668,383	1,637,277	145,105	212,651	1,283,649	1,216,555

Equity transactions:
Purchase payments received from contract owners (note 4)	28,262	18,131	28,147	38,217	4,656	5,332	30,145	34,444
Transfers between funds	99,807	(74,196)	76,314	(131,816)	8,675	(511)	(48,533)	(156,639)
Redemptions (notes 2, 3, and 4)	(62,604)	(111,841)	(837,950)	(781,411)	(133,999)	(114,811)	(618,153)	(519,720)
Adjustments to maintain reserves	(20)	32	(38)	146	1	3	40	22

Net equity transactions	65,445	(167,874)	(733,527)	(874,864)	(120,667)	(109,987)	(636,501)	(641,893)

Net change in contract owners’ equity	316,758	18,894	934,856	762,413	24,438	102,664	647,148	574,662
Contract owners’ equity at beginning of period	1,585,258	1,566,364	11,106,048	10,343,635	739,081	636,417	7,932,559	7,357,897

Contract owners’ equity at end of period	$1,902,016	1,585,258	12,040,904	11,106,048	763,519	739,081	8,579,707	7,932,559

CHANGE IN UNITS:
Beginning units	60,622	67,425	1,011,647	1,108,444	16,792	19,877	1,333,172	1,467,854
Units purchased	5,010	4,190	23,795	17,080	318	435	20,278	18,881
Units redeemed	(2,672)	(10,993)	(80,495)	(113,877)	(2,766)	(3,520)	(108,533)	(153,563)

Ending units	62,960	60,622	954,947	1,011,647	14,344	16,792	1,244,917	1,333,172

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JAIG		JARIN		JMCVIN		LZREMS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(3,061)	(1,621)	(165,150)	(98,397)	(634)	(16)	(268)	1,656
Realized gain (loss) on investments	32,651	(28)	634,759	556,684	212	(443)	14,531	(11,860)
Change in unrealized gain (loss) on investments	45,784	42,124	1,260,503	1,873,269	13,362	(2,372)	(3,699)	5,753
Reinvested capital gains	-	-	715,778	923,898	-	1,189	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	75,374	40,475	2,445,890	3,255,454	12,940	(1,642)	10,564	(4,451)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,778	1,374	82,805	78,753	-	-	95	412
Transfers between funds	(76,431)	(23,092)	(149,529)	(145,807)	2,131	898	(58,793)	29,081
Redemptions (notes 2, 3, and 4)	(56,447)	(50,176)	(791,537)	(817,912)	(2,042)	(1,449)	(19,886)	(31,077)
Adjustments to maintain reserves	55	(53)	(26)	136	(8)	7	10	17

Net equity transactions	(131,045)	(71,947)	(858,287)	(884,830)	81	(544)	(78,574)	(1,567)

Net change in contract owners’ equity	(55,671)	(31,472)	1,587,603	2,370,624	13,021	(2,186)	(68,010)	(6,018)
Contract owners’ equity at beginning of period	659,579	691,051	13,379,358	11,008,734	69,997	72,183	248,125	254,143

Contract owners’ equity at end of period	$603,908	659,579	14,966,961	13,379,358	83,018	69,997	180,115	248,125

CHANGE IN UNITS:
Beginning units	76,218	92,893	1,740,543	1,866,389	3,503	3,529	9,074	8,828
Units purchased	769	8,008	18,574	26,105	101	51	757	5,258
Units redeemed	(6,503)	(24,683)	(118,111)	(151,951)	(85)	(77)	(3,610)	(5,012)

Ending units	70,484	76,218	1,641,006	1,740,543	3,519	3,503	6,221	9,074

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	LZRIES		LZRUSM		LPVCAI		LPVCII
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(735)	1,044	(14,870)	(10,981)	(1,230)	(569)	(150)	84
Realized gain (loss) on investments	2,137	(11,264)	8,697	(7,435)	2,135	(69)	11,942	1,013
Change in unrealized gain (loss) on investments	533	9,045	178,368	(2,785)	(15,180)	4,265	8,749	7,428
Reinvested capital gains	910	5,193	1,152	63,146	19,735	5,502	9,206	968

Net increase (decrease) in contract owners’ equity resulting from operations	2,845	4,018	173,347	41,945	5,460	9,129	29,747	9,493

Equity transactions:
Purchase payments received from contract owners (note 4)	2,650	4,024	955	1,493	358	751	380	360
Transfers between funds	(6,503)	(58,607)	(47,903)	4,667	41	(6,793)	(24,224)	22,930
Redemptions (notes 2, 3, and 4)	(14,355)	(46,963)	(52,713)	(67,504)	(1,256)	(102)	(992)	(100)
Adjustments to maintain reserves	(7)	9	2	4	(22)	20	17	(16)

Net equity transactions	(18,215)	(101,537)	(99,659)	(61,340)	(879)	(6,124)	(24,819)	23,174

Net change in contract owners’ equity	(15,370)	(97,519)	73,688	(19,395)	4,581	3,005	4,928	32,667
Contract owners’ equity at beginning of period	83,805	181,324	998,277	1,017,672	66,418	63,413	128,199	95,532

Contract owners’ equity at end of period	$68,435	83,805	1,071,965	998,277	70,999	66,418	133,127	128,199

CHANGE IN UNITS:
Beginning units	4,609	10,294	181,464	199,435	2,569	2,832	5,625	4,465
Units purchased	719	3,009	2,221	1,344	428	121	1,073	2,169
Units redeemed	(1,636)	(8,694)	(23,203)	(19,315)	(459)	(384)	(1,993)	(1,009)

Ending units	3,692	4,609	160,482	181,464	2,538	2,569	4,705	5,625

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	LVCLGI		SBVHY		LOVCDG		LOVGI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(5,528)	(7,039)	355	329	(4,637)	(2,255)	(7,661)	7,836
Realized gain (loss) on investments	30,299	88,991	(223)	(91)	20,036	2,304	257,672	20,480
Change in unrealized gain (loss) on investments	15,935	17,108	(175)	521	50,188	53,064	81,618	(20,508)
Reinvested capital gains	20,162	13,938	-	-	54,647	8,646	242,899	-

Net increase (decrease) in contract owners’ equity resulting from operations	60,868	112,998	(43)	759	120,234	61,759	574,528	7,808

Equity transactions:
Purchase payments received from contract owners (note 4)	750	7,951	(1)	-	1,475	1,575	19,902	25,680
Transfers between funds	(18,216)	(126,053)	-	-	2,050	(3,579)	(146,160)	(1,939)
Redemptions (notes 2, 3, and 4)	(43,652)	(169,748)	(1,703)	(513)	(53,582)	(3,916)	(352,488)	(224,312)
Adjustments to maintain reserves	32	(34)	-	-	8	(7)	(25)	69

Net equity transactions	(61,086)	(287,884)	(1,704)	(513)	(50,049)	(5,927)	(478,771)	(200,502)

Net change in contract owners’ equity	(218)	(174,886)	(1,747)	246	70,185	55,832	95,757	(192,694)
Contract owners’ equity at beginning of period	329,580	504,466	14,285	14,039	516,470	460,638	2,306,329	2,499,023

Contract owners’ equity at end of period	$329,362	329,580	12,538	14,285	586,655	516,470	2,402,086	2,306,329

CHANGE IN UNITS:
Beginning units	8,689	17,080	720	747	58,407	59,741	712,496	775,984
Units purchased	491	2,358	70	-	962	1,005	32,127	18,222
Units redeemed	(1,967)	(10,749)	(154)	(27)	(6,150)	(2,339)	(153,340)	(81,710)

Ending units	7,213	8,689	636	720	53,219	58,407	591,283	712,496

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMCG		AMRI		AMSRS		AMTB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(4,873)	(3,735)	(901)	(149)	(8,314)	(5,094)	3,645	2,324
Realized gain (loss) on investments	10,945	5,941	1,576	(823)	31,758	4,545	(398)	(1,748)
Change in unrealized gain (loss) on investments	(6,084)	72,213	28,689	(2,649)	119,446	88,851	(5,963)	4,767
Reinvested capital gains	35,050	12,894	-	-	14,817	27,522	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	35,038	87,313	29,364	(3,621)	157,707	115,824	(2,716)	5,343

Equity transactions:
Purchase payments received from contract owners (note 4)	624	625	384	384	180	84	695	1,416
Transfers between funds	(511)	(3,161)	2,676	1,755	(56,208)	(30)	45,513	(8,279)
Redemptions (notes 2, 3, and 4)	(20,222)	(6,570)	(4,342)	(2,941)	(58,992)	(32,988)	(22,787)	(28,436)
Adjustments to maintain reserves	(4)	6	13	(13)	(21)	26	1	1

Net equity transactions	(20,113)	(9,100)	(1,269)	(815)	(115,041)	(32,908)	23,422	(35,298)

Net change in contract owners’ equity	14,925	78,213	28,095	(4,436)	42,666	82,916	20,706	(29,955)
Contract owners’ equity at beginning of period	315,148	236,935	94,855	99,291	767,071	684,155	301,751	331,706

Contract owners’ equity at end of period	$330,073	315,148	122,950	94,855	809,737	767,071	322,457	301,751

CHANGE IN UNITS:
Beginning units	46,738	48,738	23,015	23,119	22,292	23,456	135,493	154,664
Units purchased	31	2,148	1,926	802	713	320	6,142	9,643
Units redeemed	(746)	(4,148)	(2,431)	(906)	(3,657)	(1,484)	(12,549)	(28,814)

Ending units	46,023	46,738	22,510	23,015	19,348	22,292	129,086	135,493

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NOVPDI		NOVPM		PMVAAA		PMVEBA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(284)	131,565	(170,846)	(118,855)	24,288	7,265	541	578
Realized gain (loss) on investments	11,878	(111,878)	348,772	19,493	540	(4,538)	(3)	(127)
Change in unrealized gain (loss) on investments	901,010	(370,479)	3,037,110	(1,262,353)	8,649	7,039	(1,185)	366
Reinvested capital gains	-	-	-	943,846	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	912,604	(350,792)	3,215,036	(417,869)	33,477	9,766	(647)	817

Equity transactions:
Purchase payments received from contract owners (note 4)	31,529	46,458	67,374	77,624	2,848	2,848	380	360
Transfers between funds	(79,654)	(39,098)	(577,762)	(119,402)	18,122	2,572	-	78
Redemptions (notes 2, 3, and 4)	(175,963)	(266,869)	(960,453)	(801,331)	(1,771)	(26,132)	(25)	(3,225)
Adjustments to maintain reserves	(2)	49	(13)	112	6	(7)	(1)	2

Net equity transactions	(224,090)	(259,460)	(1,470,854)	(842,997)	19,205	(20,719)	354	(2,785)

Net change in contract owners’ equity	688,514	(610,252)	1,744,182	(1,260,866)	52,682	(10,953)	(293)	(1,968)
Contract owners’ equity at beginning of period	3,234,908	3,845,160	11,919,132	13,179,998	228,346	239,299	17,005	18,973

Contract owners’ equity at end of period	$3,923,422	3,234,908	13,663,314	11,919,132	281,028	228,346	16,712	17,005

CHANGE IN UNITS:
Beginning units	284,237	308,930	720,479	776,057	13,971	15,491	867	1,018
Units purchased	4,001	13,128	6,356	12,396	1,162	581	20	34
Units redeemed	(19,874)	(37,821)	(80,769)	(67,974)	(122)	(2,101)	-	(185)

Ending units	268,364	284,237	646,066	720,479	15,011	13,971	887	867

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVFHA		PMVGBA		PMVHYA		PMVLDA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$32	496	3,077	955	24,741	25,472	(2,481)	(715)
Realized gain (loss) on investments	(56)	(2)	(2,267)	(1,625)	17,118	(4,605)	409	3,477
Change in unrealized gain (loss) on investments	(466)	(6)	(6,131)	7,469	(26,536)	14,267	(4,418)	1,644
Reinvested capital gains	94	-	1,284	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(396)	488	(4,037)	6,799	15,323	35,134	(6,490)	4,406

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	29	-	-	450	5,400
Transfers between funds	(3,353)	3,372	(104)	(155)	6,919	(815)	2,483	74,003
Redemptions (notes 2, 3, and 4)	(29)	(16)	(24,794)	(12,365)	(26,994)	(8,340)	(24,621)	(2,760)
Adjustments to maintain reserves	1	(1)	5	(4)	(10)	-	5	(6)

Net equity transactions	(3,381)	3,355	(24,893)	(12,495)	(20,085)	(9,155)	(21,683)	76,637

Net change in contract owners’ equity	(3,777)	3,843	(28,930)	(5,696)	(4,762)	25,979	(28,173)	81,043
Contract owners’ equity at beginning of period	14,319	10,476	85,386	91,082	814,002	788,023	287,782	206,739

Contract owners’ equity at end of period	$10,542	14,319	56,456	85,386	809,240	814,002	259,609	287,782

CHANGE IN UNITS:
Beginning units	802	611	5,534	6,404	41,202	41,591	23,062	17,037
Units purchased	-	191	1,205	50	19,440	36,157	2,765	21,458
Units redeemed	(191)	-	(2,878)	(920)	(20,555)	(36,546)	(4,544)	(15,433)

Ending units	611	802	3,861	5,534	40,087	41,202	21,283	23,062

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVLGA		PMVRRA		PMVRSA		PMVTRA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$167	444	31,118	(943)	1,161	751	2,045	5,260
Realized gain (loss) on investments	(3,036)	9,441	4,063	(1,947)	(5,701)	(5,346)	(3,175)	21,209
Change in unrealized gain (loss) on investments	(49,288)	11,903	655	87,618	10,439	3,983	(84,359)	51,603
Reinvested capital gains	35,718	2,094	-	-	-	-	51,112	20,069

Net increase (decrease) in contract owners’ equity resulting from operations	(16,439)	23,882	35,836	84,728	5,899	(612)	(34,377)	98,141

Equity transactions:
Purchase payments received from contract owners (note 4)	350	3,485	937	915	272	646	875	8,372
Transfers between funds	(23,801)	55,545	(5,940)	35,547	30,000	(679)	1,428	79,155
Redemptions (notes 2, 3, and 4)	(30,646)	(9,628)	(47,840)	(91,898)	(10,872)	(2,198)	(152,449)	(191,523)
Adjustments to maintain reserves	10	(9)	16	(9)	(3)	1	(21)	(8)

Net equity transactions	(54,087)	49,393	(52,827)	(55,445)	19,397	(2,230)	(150,167)	(104,004)

Net change in contract owners’ equity	(70,526)	73,275	(16,991)	29,283	25,296	(2,842)	(184,544)	(5,863)
Contract owners’ equity at beginning of period	244,926	171,651	908,180	878,897	15,310	18,152	1,260,212	1,266,075

Contract owners’ equity at end of period	$174,400	244,926	891,189	908,180	40,606	15,310	1,075,668	1,260,212

CHANGE IN UNITS:
Beginning units	11,013	8,849	251,435	262,831	2,791	3,309	378,228	414,157
Units purchased	82	5,571	15,643	15,161	6,057	137	24,674	69,081
Units redeemed	(2,749)	(3,407)	(22,736)	(26,557)	(3,218)	(655)	(65,522)	(105,010)

Ending units	8,346	11,013	244,342	251,435	5,630	2,791	337,380	378,228

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PVSTA		ROCMC		ROCSC		TAVV
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(2,046)	(1,345)	(1,802)	(1,263)	(395)	(1,217)	(4,987)	7,223
Realized gain (loss) on investments	605	(4,938)	7,564	(605)	(3,679)	(41,990)	41,274	3,627
Change in unrealized gain (loss) on investments	(6,306)	7,487	18,125	19,822	91,017	(4,249)	96,818	(26,829)
Reinvested capital gains	-	-	5,062	1,377	-	5,472	-	3,944

Net increase (decrease) in contract owners’ equity resulting from operations	(7,747)	1,204	28,949	19,331	86,943	(41,984)	133,105	(12,035)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,330	1,263	-	-	1,743	1,744	4,099	3,850
Transfers between funds	59,919	54,505	(7,597)	3,991	(7,366)	(2,199)	(58,611)	11,405
Redemptions (notes 2, 3, and 4)	(35,693)	(40,824)	(17,022)	(4,391)	(50,268)	(43,643)	(71,951)	(26,136)
Adjustments to maintain reserves	(6)	2	2	(5)	1	3	3	3

Net equity transactions	25,550	14,946	(24,617)	(405)	(55,890)	(44,095)	(126,460)	(10,878)

Net change in contract owners’ equity	17,803	16,150	4,332	18,926	31,053	(86,079)	6,645	(22,913)
Contract owners’ equity at beginning of period	481,715	465,565	112,429	93,503	336,621	422,700	658,689	681,602

Contract owners’ equity at end of period	$499,518	481,715	116,761	112,429	367,674	336,621	665,334	658,689

CHANGE IN UNITS:
Beginning units	42,052	41,364	13,380	13,715	67,862	78,475	252,296	256,780
Units purchased	12,581	30,604	446	127	441	1,628	3,463	22,848
Units redeemed	(10,209)	(29,916)	(4,729)	(462)	(13,333)	(12,241)	(42,180)	(27,332)

Ending units	44,424	42,052	9,097	13,380	54,970	67,862	213,579	252,296

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VWBF		VWEM		VWHA		SVDF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$7,429	9,412	(3,782)	3,309	(6,229)	(2,819)	(42,940)	(34,876)
Realized gain (loss) on investments	(2,216)	(6,000)	23,309	32,514	19,783	(149,598)	218,262	115,728
Change in unrealized gain (loss) on investments	(16,662)	8,879	(123,863)	36,944	88,227	208,188	(598,796)	1,027,233
Reinvested capital gains	-	-	15,344	20,452	-	-	235,604	224,726

Net increase (decrease) in contract owners’ equity resulting from operations	(11,449)	12,291	(88,992)	93,219	101,781	55,771	(187,870)	1,332,811

Equity transactions:
Purchase payments received from contract owners (note 4)	-	720	2,088	2,008	6,140	4,234	6,071	6,440
Transfers between funds	6,910	15,142	(6,859)	(64,110)	(88,937)	(101,777)	(13,302)	(40,478)
Redemptions (notes 2, 3, and 4)	(23,647)	(10,804)	(93,806)	(69,637)	(67,503)	(70,520)	(387,010)	(189,496)
Adjustments to maintain reserves	(7)	5	(26)	36	(19)	26	(67)	75

Net equity transactions	(16,744)	5,063	(98,603)	(131,703)	(150,319)	(168,037)	(394,308)	(223,459)

Net change in contract owners’ equity	(28,193)	17,354	(187,595)	(38,484)	(48,538)	(112,266)	(582,178)	1,109,352
Contract owners’ equity at beginning of period	216,792	199,438	754,877	793,361	602,781	715,047	3,439,918	2,330,566

Contract owners’ equity at end of period	$188,599	216,792	567,282	754,877	554,243	602,781	2,857,740	3,439,918

CHANGE IN UNITS:
Beginning units	70,648	75,468	140,353	158,064	169,157	231,488	51,686	56,129
Units purchased	1,417	5,501	3,308	992	29,520	17,410	1,752	648
Units redeemed	(3,154)	(10,321)	(21,734)	(18,703)	(48,230)	(79,741)	(7,619)	(5,091)

Ending units	68,911	70,648	121,927	140,353	150,447	169,157	45,819	51,686

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SVOF		AVBV2		DVIV
	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(28,798)	(15,581)	11	(663)	-	11,496
Realized gain (loss) on investments	101,823	40,112	7,700	(19,372)	-	(36,852)
Change in unrealized gain (loss) on investments	268,981	170,772	3,758	10,777	-	(59,350)
Reinvested capital gains	108,868	128,193	1,466	1,769	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	450,874	323,496	12,935	(7,489)	-	(84,706)

Equity transactions:
Purchase payments received from contract owners (note 4)	6,814	10,788	-	-	-	306
Transfers between funds	(105,160)	(11,634)	(59,583)	(5,833)	-	(296,869)
Redemptions (notes 2, 3, and 4)	(61,438)	(71,209)	(22)	(18,827)	-	(10,302)
Adjustments to maintain reserves	(38)	50	(4)	5	-	4

Net equity transactions	(159,822)	(72,005)	(59,609)	(24,655)	-	(306,861)

Net change in contract owners’ equity	291,052	251,491	(46,674)	(32,144)	-	(391,567)
Contract owners’ equity at beginning of period	1,999,618	1,748,127	46,674	78,818	-	391,567

Contract owners’ equity at end of period	$2,290,670	1,999,618	-	46,674	-	-

CHANGE IN UNITS:
Beginning units	231,789	243,207	17,713	24,747	-	155,261
Units purchased	1,508	4,050	-	-	-	709
Units redeemed	(17,896)	(15,468)	(17,713)	(7,034)	-	(155,970)

Ending units	215,401	231,789	-	17,713	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Jefferson National Life Annuity Account E (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company (f/k/a Conseco Variable Insurance Company f/k/a Great American Reserve Insurance Company) (the Company) in 1993. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

ALGER PORTFOLIOS
Alger Small Cap Growth Class I-2 (AASCO)
Alger Capital Appreciation Class I-2 (ALCAI2)
Alger Large Cap Growth Class I-2 (ALCGI2)
Alger Mid Cap Growth Class I-2 (ALMGI2)
ALLIANCE VAR PRODUCTS SERIES
AB Growth and Income Class A (ALVGIA)
AMERICAN CENTURY VARIABLE PORT
American Century VP Balanced - Class I (ACVB)
American Century VP International I (ACVI)
American Century VP Disciplined Core Value I (ACVIG)
American Century VP Inflation Protection Class II (ACVIP2)
American Century VP Large Company Value I (ACVLVI)
American Century VP Ultra I (ACVU1)
American Century VP Value I (ACVV)
AMUNDI PIONEER ASSET MGMNT
Amundi Pioneer High Yield VCT Class II (PIHYB2)
Amundi Pioneer Equity Income VCT Class II (PIVEI2)
Amundi Pioneer Fund VCT Class II (PIVF2)
Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)
Amundi Pioneer Strategic Income VCT Class II (PIVSI2)
BNY MELLON FUNDS
BNY Mellon Stock Index (DSIF)
BNY Mellon Sustainable U.S. Equity (DSRG)
BNY Mellon Small Cap Stock Index - Serv (DVSCS)
COLUMBIA VARIABLE PORTFOLIO
CVP Seligman Global Technology - Class 2 (CLVGT2)
FEDERATED HERMES INS SERIES
Federated Hermes High Income Bond II (FHIB)
Federated Hermes Kaufmann II - Service (FVK2S)
Federated Hermes Managed Volatility II (FVU2)
GUGGENHEIM VARIABLE TRUST
Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)*
Guggenheim Rydex US Government Money Market (GVRUGM)
Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)
Guggenheim Rydex Biotechnology (RBF)
Guggenheim Rydex Banking (RBKF)
Guggenheim Rydex Basic Materials (RBMF)
Guggenheim Rydex Consumer Products (RCPF)
Guggenheim Rydex Electronics (RELF)
Guggenheim Rydex Energy (RENF)
Guggenheim Rydex Energy Services (RESF)
Guggenheim Rydex Financial Services (RFSF)
Guggenheim Rydex Health Care (RHCF)
Guggenheim Rydex Internet (RINF)
Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)
Guggenheim Rydex Europe 1.25X Strategy (RLCE)
Guggenheim Rydex Japan 2X Strategy (RLCJ)
Guggenheim Rydex Leisure (RLF)
Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)
Guggenheim Rydex Nova (RNF)
Guggenheim Rydex NASDAQ-100 (ROF)
Guggenheim Rydex Precious Metals (RPMF)
Guggenheim Rydex Real Estate (RREF)
Guggenheim Rydex Retailing (RRF)
Guggenheim Long Short Equity (RSRF)
Guggenheim Rydex Technology (RTEC)
Guggenheim Rydex Telecommunications (RTEL)
Guggenheim Rydex S&P 500 2X Strategy (RTF)
Guggenheim Rydex Transportation (RTRF)
Guggenheim Rydex Inverse S&P 500 Strategy (RUF)
Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)
Guggenheim Rydex Utilities (RUTL)
Guggenheim Multi-Hedge Strategies (RVARS)
Guggenheim Rydex Commodities Strategy (RVCMD)
Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)
Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)
Guggenheim Rydex Inverse Mid-Cap Strategy (RVIMC)
Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)
Guggenheim Rydex S&P 500 Pure Growth (RVLCG)
Guggenheim Rydex S&P 500 Pure Value (RVLCV)
Guggenheim Rydex Dow 2X Strategy (RVLDD)
Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)
Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)
Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)
Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)
Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)
Guggenheim Rydex Weakening Dollar 2X Strategy (RVWDL)
INVESCO V. I.
Invesco V.I. Core Equity I (AVGI)
Invesco V.I. High Yield I (AVHY1)
Invesco V.I. American Value II (IVAVS2)*
Invesco V.I. Diversified Dividend I (IVDDI)
Invesco V.I. Government Money Market I (IVGMMI)
Invesco V.I. Health Care I (IVHS)
Invesco V.I. Main Street Mid Cap II (IVMCC2)
Invesco V.I. Global Real Estate I (IVRE)
Invesco V.I. Technology I (IVT)
JANUS ASPEN SERIES
Janus Henderson Balanced - Inst (JABIN)
Janus Henderson Enterprise - Inst (JAEI)
Janus Henderson Forty - Inst (JAFRIN)
Janus Henderson Global Research - Inst (JAGRIN)
Janus Henderson Overseas - Inst (JAIG)
Janus Henderson Research - Inst (JARIN)
Janus Henderson Mid Cap Value - Inst (JMCVIN)
LAZARD RETIREMENT SERIES FUND
Lazard Retirement Emerging Markets Equity - Service (LZREMS)
Lazard Retirement International Equity - Service (LZRIES)
Lazard Retirement US Small-Mid Cap Equity - Service (LZRUSM)
LMPV EQUITY TRUST
LMCBV Aggressive Growth I (LPVCAI)
LMCBV Dividend Strategy I (LPVCII)
LMCBV Large Cap Growth I (LVCLGI)
LMPV INCOME TRUST
LMWAV Global High Yield Bond I (SBVHY)
LORD ABBETT SERIES FUND, INC.
Lord Abbett Dividend Growth VC (LOVCDG)
Lord Abbett Growth and Income VC (LOVGI)
NEUBERGER BERMAN ADV MGT TRUST
Neuberger Berman AMT Mid Cap Growth Class I (AMCG)
Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)
Neuberger Berman AMT Sustainable Equity Class I (AMSRS)
Neuberger Berman AMT Short Duration Bond I (AMTB)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

NORTHERN LIGHTS VARIABLE TRUST
Ntrn Lts Donoghue Forlines Dividend VIT (NOVPDI)
Ntrn Lts Donoghue Forlines Momentum VIT (NOVPM)
PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT All Asset - Admin (PMVAAA)
PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)
PIMCO VIT International Bond (Unhedged) - Admin (PMVFBA)*
PIMCO VIT International Bond (US Dollar Hedged) - Admin (PMVFHA)
PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)
PIMCO VIT High Yield - Admin (PMVHYA)
PIMCO VIT Low Duration - Admin (PMVLDA)
PIMCO VIT Long Term US Government - Admin (PMVLGA)
PIMCO VIT Real Return - Admin (PMVRRA)
PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)
PIMCO VIT Total Return - Admin (PMVTRA)
PIMCO VIT Short-Term - Admin (PVSTA)
ROYCE CAPITAL FUND
Royce Micro-Cap (ROCMC)
Royce Small-Cap (ROCSC)
THIRD AVENUE VARIABLE SERIES
Third Avenue Value (TAVV)
VANECK VIP
VanEck VIP Emerging Markets Bond Initial Cl (VWBF)
VanEck VIP Emerging Markets Initial Cl (VWEM)
VanEck VIP Global Resources Initial Cl (VWHA)
WELLS FARGO VARIABLE TRUST
Allspring VT Discovery - Class 2 (SVDF)
Allspring VT Opportunity - Class 2 (SVOF)

*	At December 31, 2021, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
BNY Mellon International Value (DVIV)		4/30/2020

There were no underlying mutual fund mergers for each of the years in the two-year period ending December 31, 2021.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
IVMCC2	Invesco V.I. Main Street Mid Cap II	Invesco V.I. Mid Cap Core Equity II	4/30/2021
NOVPDI	Ntrn Lts Donoghue Forlines Dividend VIT	Ntrn Lts Power Dividend Index	3/9/2021
NOVPM	Ntrn Lts Donoghue Forlines Momentum VIT	Ntrn Lts Power Momentum	3/9/2021
TAVV	Third Avenue Value	Third Avenue FFI Strategies Portfolio	5/1/2021
VWHA	VanEck VIP Global Resources Initial Cl	VanEck VIP Global Hard Assets Initial Cl	5/1/2021
SVDF	Allspring VT Discovery - Class 2	Wells Fargo VT Discovery - Class 2	10/11/2021
SVOF	Allspring VT Opportunity - Class 2	Wells Fargo VT Opportunity - Class 2	10/11/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%. The mortality and expense fees were $2,053,139 and $1,704,995 for the years ended December 31, 2021 and 2020, respectively. The administrative fees were $75,854 and $86,358 for the years ended December 31, 2021 and 2020, respectively.

Pursuant to an agreement between the Separate Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Separate Account. These fees were$192,281 and $156,793 for the years ended December 31, 2021 and 2020, respectively.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $1,224,060 and $1,724,982, respectively, and total transfers from the Separate Account to the fixed account were $2,479,858 and $3,746,507, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$155,272,504	$-	$-	$155,272,504

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
AASCO	$691,151	$131,253
ALCAI2	2,642,645	1,308,512
ALCGI2	1,468,370	907,275
ALMGI2	1,190,398	288,054
ALVGIA	108,564	37,248
ACVB	91,472	26,466
ACVI	21,639	79,549
ACVIG	321,947	130,443
ACVIP2	6,649	41,218

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

ACVLVI	2,064	96
ACVU1	14,528	39,045
ACVV	78,374	393,176
PIHYB2	1,977	7,114
PIVEI2	14,033	30,201
PIVF2	22,843	138,239
PIVMV2	7,297	6,455
PIVSI2	11,150	23,895
DSIF	1,908,298	2,107,802
DSRG	65,811	142,396
DVSCS	73,812	71,519
CLVGT2	254,085	212,426
FHIB	45,305	49,164
FVK2S	30,626	89,390
FVU2	5,816	39,789
GVR2XS	68,798	68,103
GVRUGM	3	24,828
RAF	1,881,471	1,769,979
RBF	187,860	204,138
RBKF	34,106	44,284
RBMF	114,794	89,391
RCPF	53,941	88,708
RELF	106,898	132,788
RENF	132,132	119,686
RESF	36,219	28,578
RFSF	58,867	31,692
RHCF	179,031	249,814
RINF	29,636	26,298
RJNF	3	652
RLCE	14,648	51,553
RLCJ	42,435	46,674
RLF	81,310	120,506
RMED	311,326	335,528
RMEK	1,827,537	2,142,432
RNF	118,627	118,672
ROF	1,675,973	1,727,117
RPMF	117,920	294,193
RREF	35,164	52,903
RRF	10,064	7,970
RSRF	26,480	20,875
RTEC	109,393	394,691
RTEL	54,541	74,705
RTF	1,884,829	1,946,864
RTRF	17,026	3,587
RUF	1,833,732	1,743,048
RUGB	63,151	499,487
RUTL	109,163	180,918
RVARS	14,184	13,267
RVCMD	217	5,711
RVF	3,010,167	2,821,160
RVIDD	1,833,955	1,742,001
RVIMC	-	2
RVISC	2,228,104	2,134,958
RVLCG	1,001,407	963,563
RVLCV	60,410	150,898
RVLDD	1,592,945	1,647,918
RVMCG	38,366	95,613
RVMCV	702,496	756,114
RVSCG	569,679	612,646
RVSCV	1,098,961	1,139,255

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

RVSDL	-	10,544
RVWDL	109	147
AVGI	28,997	78,103
AVHY1	166,442	70,319
IVDDI	9,044	47,573
IVGMMI	7,159,322	7,377,442
IVHS	14,872	24,780
IVMCC2	776	30,901
IVRE	18,114	66,755
IVT	41,469	142,428
JABIN	142,760	71,304
JAEI	1,062,229	916,699
JAFRIN	103,459	143,935
JAGRIN	465,601	772,751
JAIG	15,468	149,630
JARIN	766,668	1,074,307
JMCVIN	2,475	3,021
LZREMS	26,734	105,582
LZRIES	6,547	24,579
LZRUSM	13,221	126,601
LPVCAI	32,516	14,868
LPVCII	39,539	55,320
LVCLGI	41,204	87,687
SBVHY	580	1,929
LOVCDG	62,172	62,222
LOVGI	302,026	545,531
AMCG	36,190	26,121
AMRI	9,461	11,641
AMSRS	17,714	126,233
AMTB	54,564	27,498
NOVPDI	61,812	286,180
NOVPM	25,943	1,667,646
PMVAAA	49,595	6,109
PMVEBA	1,116	220
PMVFHA	271	3,527
PMVGBA	6,332	26,870
PMVHYA	420,768	416,101
PMVLDA	34,960	59,129
PMVLGA	40,300	58,512
PMVRRA	85,034	106,759
PMVRSA	31,828	11,267
PMVTRA	288,459	385,453
PVSTA	129,649	106,144
ROCMC	7,060	28,424
ROCSC	7,782	64,070
TAVV	18,447	149,896
VWBF	17,401	26,709
VWEM	30,476	117,494
VWHA	249,601	406,130
SVDF	253,023	454,606
SVOF	115,328	195,041
AVBV2	1,703	59,830

	$44,963,984	$47,857,061

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate, unit fair value, and total return for contracts with units outstanding as of the balance sheet date. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Alger Small Cap Growth Class I-2 (AASCO)
2021	1.40%	to	2.50%	258,522	$6.55	to	$52.66	$2,090,758	0.00%	-8.38%	to	-7.37%
2020	1.40%	to	2.50%	270,833	7.07	to	57.03	2,351,970	1.07%	63.03%	to	64.83%
2019	1.40%	to	2.80%	296	4.29	to	34.72	1,539	0.00%	25.51%	to	27.54%
2018	1.40%	to	3.00%	319	3.36	to	28.31	1,304	0.00%	-1.56%	to	1.47%
2017	1.40%	to	3.00%	344	3.36	to	28.48	1,398	0.00%	24.91%	to	28.79%
Alger Capital Appreciation Class I-2 (ALCAI2)
2021	1.40%	to	2.80%	518,794	22.11	to	114.18	12,174,189	0.00%	15.84%	to	17.47%
2020	1.40%	to	2.80%	558,813	18.82	to	97.30	11,277,861	0.00%	37.84%	to	39.78%
2019	1.40%	to	2.80%	615	13.46	to	69.68	8,938	0.00%	29.89%	to	31.73%
2018	1.40%	to	3.00%	676	3.96	to	52.59	7,399	0.08%	-3.07%	to	0.00%
2017	1.40%	to	3.00%	739	3.96	to	53.53	8,287	0.16%	27.24%	to	31.13%
Alger Large Cap Growth Class I-2 (ALCGI2)
2021	1.40%	to	2.65%	638,456	8.66	to	62.60	6,296,235	0.00%	8.92%	to	10.29%
2020	1.40%	to	2.65%	719,265	7.85	to	56.90	6,401,472	0.18%	62.67%	to	64.71%
2019	1.40%	to	2.65%	795	4.77	to	34.63	4,492	0.00%	23.67%	to	25.66%
2018	1.40%	to	3.00%	864	2.45	to	27.63	3,844	0.00%	-0.87%	to	2.08%
2017	1.40%	to	3.00%	929	2.40	to	27.49	4,041	0.00%	24.71%	to	28.34%
Alger Mid Cap Growth Class I-2 (ALMGI2)
2021	1.40%	to	2.65%	322,834	8.26	to	69.89	3,209,850	0.00%	1.48%	to	2.75%
2020	0.00%	to	2.65%	339,835	5.48	to	68.19	3,306,680	0.00%	60.33%	to	64.63%
2019	0.00%	to	2.80%	371	3.33	to	42.11	2,228	0.00%	26.41%	to	30.26%
2018	1.40%	to	10.18%	420	2.56	to	32.87	1,984	0.00%	-10.17%	to	-7.25%
2017	1.40%	to	10.29%	442	2.76	to	36.10	2,312	0.00%	25.93%	to	29.58%
AB Growth and Income Class A (ALVGIA)
2021	1.40%	to	3.00%	58,548	3.59	to	35.22	550,547	0.81%	24.37%	to	26.38%
2020	1.40%	to	3.00%	56,672	2.84	to	27.94	377,068	1.65%	-0.32%	to	1.29%
2019	1.40%	to	3.00%	69	2.80	to	27.65	390	1.24%	20.25%	to	22.19%
2018	1.40%	to	3.00%	71	2.29	to	22.68	349	0.92%	-8.40%	to	-6.91%
2017	1.40%	to	3.00%	107	2.46	to	24.43	510	1.47%	15.43%	to	17.14%
American Century VP Balanced - Class I (ACVB)
2021	1.40%	to	2.65%	24,411	22.93	to	27.11	641,760	0.72%	12.74%	to	14.16%
2020	1.40%	to	2.65%	22,533	20.34	to	23.74	522,258	1.16%	9.59%	to	10.96%
2019	1.40%	to	2.65%	25	18.56	to	21.40	524	1.54%	16.54%	to	18.19%
2018	1.40%	to	3.00%	28	15.37	to	18.11	498	1.42%	-6.68%	to	-5.13%
2017	1.40%	to	3.00%	27	16.47	to	19.09	511	1.54%	10.54%	to	12.29%
American Century VP International I (ACVI)
2021	1.40%	to	2.65%	83,044	3.28	to	27.91	400,323	0.16%	5.91%	to	7.24%
2020	1.40%	to	2.65%	98,285	3.06	to	26.09	436,405	0.48%	22.59%	to	24.13%
2019	1.40%	to	2.80%	131	2.46	to	21.07	399	0.89%	24.88%	to	28.42%
2018	1.40%	to	3.00%	169	1.84	to	16.68	421	1.18%	-17.77%	to	-15.60%
2017	1.40%	to	3.00%	179	2.18	to	20.01	526	0.93%	27.34%	to	31.33%
American Century VP Disciplined Core Value I (ACVIG)
2021	1.40%	to	2.80%	291,426	3.59	to	39.72	1,410,350	1.08%	20.24%	to	21.93%
2020	1.40%	to	2.80%	283,049	2.94	to	32.61	1,148,844	1.98%	8.72%	to	10.25%
2019	1.40%	to	2.80%	299	2.67	to	29.60	1,074	2.07%	20.29%	to	23.95%
2018	1.40%	to	3.00%	301	2.19	to	24.08	933	1.91%	-9.65%	to	-7.07%
2017	1.40%	to	3.00%	308	2.38	to	26.29	1,067	2.30%	16.92%	to	20.43%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
American Century VP Inflation Protection Class II (ACVIP2)
2021	1.40%	to	1.65%	5,184	15.51	to	15.80	81,161	2.92%	4.53%	to	4.79%
2020	1.40%	to	1.65%	7,534	14.84	to	15.08	112,445	1.24%	7.76%	to	8.03%
2019	1.40%	to	1.65%	12	13.77	to	13.96	163	2.37%	5.68%	to	7.39%
2018	1.40%	to	3.00%	17	10.93	to	13.00	213	2.68%	-5.69%	to	-4.20%
2017	1.40%	to	3.00%	22	11.59	to	13.57	286	2.67%	0.61%	to	2.26%
American Century VP Large Company Value I (ACVLVI)
2021	1.40%	to	1.65%	186	19.84	to	20.22	3,729	1.82%	19.72%	to	20.02%
2020	1.40%			84	16.85			1,415	1.72%	1.19%
2019	1.40%			2	16.65			33	1.78%	25.39%	to	25.71%
2018	1.40%	to	3.00%	5	11.47	to	13.24	72	1.77%	-10.74%	to	-9.38%
2017	1.40%	to	3.00%	6	12.85	to	14.61	83	1.76%	7.80%	to	9.60%
American Century VP Ultra I (ACVU1)
2021	1.40%	to	1.65%	1,986	54.18	to	55.20	109,015	0.00%	21.15%	to	21.45%
2020	1.40%	to	2.15%	2,684	42.22	to	45.45	120,246	0.00%	46.67%	to	47.77%
2019	1.40%	to	1.65%	5	27.11	to	30.76	150	0.00%	31.06%	to	32.71%
2018	1.40%	to	3.00%	2	20.07	to	23.18	56	0.25%	-2.24%	to	-0.64%
2017	1.40%	to	3.00%	2	20.53	to	23.33	49	0.17%	28.31%	to	30.41%
American Century VP Value I (ACVV)
2021	1.40%	to	3.00%	308,917	5.80	to	46.38	2,293,111	1.73%	20.83%	to	22.78%
2020	1.40%	to	3.00%	348,847	4.72	to	37.82	2,164,302	2.29%	-2.01%	to	-0.43%
2019	1.40%	to	3.00%	395	4.74	to	38.02	2,404	2.12%	23.28%	to	27.03%
2018	1.40%	to	3.00%	423	3.15	to	30.17	2,117	1.63%	-11.89%	to	-8.96%
2017	1.40%	to	3.00%	479	3.46	to	33.77	2,726	1.63%	5.58%	to	8.46%
Amundi Pioneer High Yield VCT Class II (PIHYB2)
2021	1.40%	to	2.15%	2,010	18.41	to	20.11	39,833	4.89%	3.20%	to	3.98%
2020	1.40%	to	2.15%	2,341	17.83	to	19.34	44,764	5.16%	-0.19%	to	0.56%
2019	1.40%	to	2.15%	2	17.87	to	19.23	45	4.67%	11.30%	to	12.70%
2018	1.40%	to	3.00%	3	14.48	to	17.06	48	4.47%	-6.82%	to	-5.27%
2017	1.40%	to	3.00%	4	15.54	to	18.01	65	4.35%	3.88%	to	5.51%
Amundi Pioneer Equity Income VCT Class II (PIVEI2)
2021	1.40%	to	3.00%	107,089	3.36	to	34.04	540,587	1.22%	21.63%	to	23.59%
2020	1.40%	to	3.00%	110,477	2.72	to	27.65	450,513	2.39%	-3.21%	to	-1.65%
2019	1.40%	to	3.00%	114	2.76	to	29.13	499	2.42%	21.53%	to	23.49%
2018	1.40%	to	3.00%	123	2.24	to	23.92	483	2.12%	-11.45%	to	-8.81%
2017	1.40%	to	3.00%	141	2.49	to	26.75	596	1.46%	11.78%	to	15.44%
Amundi Pioneer Fund VCT Class II (PIVF2)
2021	1.40%	to	2.50%	19,002	3.75	to	40.85	161,245	0.10%	24.50%	to	25.87%
2020	1.40%	to	2.50%	33,418	2.98	to	32.69	245,615	0.50%	20.90%	to	22.24%
2019	1.40%	to	2.50%	37	2.44	to	26.95	258	0.75%	27.60%	to	29.21%
2018	1.40%	to	3.00%	37	1.88	to	21.70	207	0.82%	-4.67%	to	-1.53%
2017	1.40%	to	3.00%	46	1.95	to	22.44	220	0.95%	17.80%	to	21.40%
Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)
2021	1.40%	to	2.15%	1,383	24.51	to	26.77	36,422	0.80%	26.62%	to	27.58%
2020	1.40%	to	2.15%	1,332	19.35	to	20.98	27,509	0.84%	-0.30%	to	0.46%
2019	1.40%	to	2.15%	4	19.41	to	20.89	76	1.05%	24.74%	to	26.30%
2018	1.40%	to	3.00%	4	14.04	to	16.54	60	0.45%	-21.87%	to	-20.63%
2017	1.40%	to	3.00%	4	17.97	to	20.84	76	0.65%	9.51%	to	11.32%
Amundi Pioneer Strategic Income VCT Class II (PIVSI2)
2021	1.40%	to	2.30%	13,007	15.30	to	16.95	218,260	3.04%	-0.58%	to	0.31%
2020	1.40%	to	2.30%	14,128	15.39	to	16.89	236,032	3.28%	4.93%	to	5.88%
2019	1.40%	to	2.30%	15	14.67	to	15.96	246	3.10%	6.65%	to	7.99%
2018	1.40%	to	3.00%	13	12.73	to	14.78	193	3.02%	-4.86%	to	-3.27%
2017	1.40%	to	3.00%	20	13.38	to	15.28	305	3.35%	1.67%	to	3.31%
BNY Mellon Stock Index (DSIF)
2021	1.40%	to	2.65%	1,813,063	9.49	to	49.25	18,725,516	1.14%	25.06%	to	26.63%
2020	1.40%	to	2.65%	1,935,659	7.50	to	38.93	15,544,920	1.57%	14.92%	to	16.37%
2019	1.40%	to	2.80%	2,040	6.44	to	33.49	14,297	1.72%	27.56%	to	31.18%
2018	1.40%	to	3.00%	2,234	2.79	to	25.74	11,810	1.63%	-7.47%	to	-4.45%
2017	1.40%	to	3.00%	2,490	2.92	to	27.44	14,670	1.69%	9.09%	to	10.84%
BNY Mellon Sustainable U.S. Equity (DSRG)
2021	1.40%	to	1.65%	302,720	7.39	to	39.21	2,246,715	0.75%	24.92%	to	25.23%
2020	0.00%	to	2.65%	318,422	3.56	to	31.39	1,890,519	1.08%	20.90%	to	24.14%
2019	0.00%	to	2.80%	335	2.87	to	25.70	1,627	1.49%	30.65%	to	34.36%
2018	1.40%	to	10.03%	366	2.14	to	20.86	1,341	1.80%	-7.28%	to	-4.04%
2017	1.40%	to	7.75%	400	2.23	to	22.18	1,554	1.29%	17.94%	to	21.16%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
BNY Mellon Small Cap Stock Index - Serv (DVSCS)
2021	1.40%	to	3.00%	7,561	33.87	to	41.86	306,253	0.62%	22.42%	to	24.39%
2020	1.40%	to	3.00%	7,638	27.67	to	33.65	245,677	1.16%	7.37%	to	9.10%
2019	1.40%	to	3.00%	9	25.77	to	30.85	279	0.87%	18.60%	to	20.51%
2018	1.40%	to	3.00%	13	21.73	to	25.60	329	0.81%	-11.67%	to	-10.24%
2017	1.40%	to	3.00%	15	24.60	to	28.52	407	0.66%	9.09%	to	10.84%
CVP Seligman Global Technology - Class 2 (CLVGT2)
2021	1.40%	to	2.80%	357,371	4.89	to	97.02	2,156,138	0.28%	34.86%	to	36.76%
2020	1.40%	to	2.80%	363,792	3.58	to	71.37	1,707,106	0.00%	41.78%	to	43.77%
2019	1.40%	to	2.80%	376	2.49	to	49.94	1,346	0.00%	50.69%	to	52.82%
2018	1.40%	to	3.00%	392	1.63	to	34.49	940	0.00%	-11.17%	to	-8.51%
2017	1.40%	to	3.00%	436	1.80	to	38.28	1,206	0.00%	30.97%	to	34.72%
Federated Hermes High Income Bond II (FHIB)
2021	1.40%	to	2.65%	109,059	3.80	to	27.01	897,620	4.92%	2.11%	to	3.39%
2020	1.40%	to	2.65%	115,426	3.67	to	26.19	903,153	5.99%	2.83%	to	4.12%
2019	1.40%	to	2.65%	133	3.53	to	25.21	933	6.15%	11.38%	to	12.95%
2018	1.40%	to	3.00%	143	3.12	to	22.38	894	8.07%	-6.13%	to	-3.31%
2017	1.40%	to	3.00%	159	3.27	to	23.52	1,013	6.70%	3.79%	to	7.10%
Federated Hermes Kaufmann II - Service (FVK2S)
2021	1.40%	to	1.65%	8,091	35.20	to	35.87	288,468	0.00%	0.59%	to	0.84%
2020	1.40%	to	1.65%	10,292	34.99	to	35.57	363,522	0.00%	26.38%	to	26.70%
2019	1.40%	to	1.65%	14	24.65	to	28.07	401	0.00%	30.03%	to	31.66%
2018	1.40%	to	3.00%	20	18.38	to	21.32	415	0.00%	0.55%	to	2.11%
2017	1.40%	to	3.00%	9	18.28	to	20.88	196	0.00%	24.18%	to	26.24%
Federated Hermes Managed Volatility II (FVU2)
2021	1.40%	to	2.65%	76,661	3.45	to	22.25	335,932	1.77%	15.41%	to	16.86%
2020	1.40%	to	2.65%	85,644	2.95	to	19.08	320,761	2.54%	-1.71%	to	-0.47%
2019	1.40%	to	2.65%	88	2.96	to	19.22	330	2.12%	16.91%	to	18.56%
2018	1.40%	to	3.00%	94	2.18	to	20.65	300	3.05%	-11.18%	to	-8.40%
2017	1.40%	to	3.00%	107	2.38	to	22.93	375	4.58%	14.60%	to	18.41%
Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)
2019	1.40%			1	17.22			19	0.47%	43.09%	to	45.11%
2018	1.40%	to	3.00%	2	10.22	to	11.86	24	0.00%	-28.43%	to	-27.28%
2017	1.40%	to	3.00%	1	14.28	to	16.31	17	0.00%	22.58%	to	24.50%
Guggenheim Rydex US Government Money Market (GVRUGM)
2021	1.40%	to	2.25%	134,714	0.86	to	9.96	327,689	0.00%	-2.22%	to	-1.39%
2020	1.40%	to	2.25%	152,599	0.88	to	10.10	352,513	0.06%	-2.16%	to	-1.32%
2019	1.40%	to	2.25%	158	0.89	to	10.23	380	0.91%	-1.92%	to	0.87%
2018	1.40%	to	3.00%	197	0.89	to	10.29	706	0.56%	-2.44%	to	0.88%
2017	1.40%	to	3.00%	218	0.90	to	10.37	877	0.00%	-2.86%	to	0.00%
Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)
2021	1.40%			348,223	0.33	to	0.34	114,246	0.00%	-26.49%
2020	1.40%			15,448	0.45	to	0.46	7,072	1.81%	-38.86%
2019	1.40%			45	0.73	to	0.76	34	0.85%	-30.14%	to	-29.01%
2018	1.40%	to	3.00%	17	0.90	to	1.07	17	0.00%	-6.06%	to	-3.74%
2017	1.40%	to	3.00%	18	0.95	to	1.12	20	0.00%	-26.92%	to	-25.33%
Guggenheim Rydex Biotechnology (RBF)
2021	1.40%	to	2.80%	13,999	36.10	to	45.38	566,153	0.00%	-1.38%	to	0.01%
2020	1.40%	to	2.80%	15,362	36.10	to	45.37	627,034	0.00%	17.96%	to	19.63%
2019	1.40%	to	2.80%	14	30.18	to	37.93	488	0.00%	20.99%	to	22.94%
2018	1.40%	to	3.00%	17	24.55	to	30.85	467	0.00%	-12.13%	to	-10.69%
2017	1.40%	to	3.00%	17	27.49	to	34.55	514	0.00%	25.63%	to	27.63%
Guggenheim Rydex Banking (RBKF)
2021	1.40%	to	2.65%	7,764	8.78	to	12.78	84,530	0.69%	30.00%	to	31.64%
2020	1.40%	to	2.65%	8,327	6.75	to	9.71	74,551	0.91%	-10.86%	to	-9.74%
2019	1.40%	to	2.65%	10	7.57	to	10.75	95	0.95%	24.85%	to	26.61%
2018	1.40%	to	3.00%	10	5.75	to	8.49	79	0.48%	-21.66%	to	-20.26%
2017	1.40%	to	3.00%	40	7.34	to	10.66	341	0.24%	9.23%	to	10.98%
Guggenheim Rydex Basic Materials (RBMF)
2021	1.40%	to	2.65%	3,334	27.15	to	32.84	102,535	0.58%	19.73%	to	21.23%
2020	1.40%	to	2.65%	2,367	22.68	to	27.09	60,823	1.34%	16.62%	to	18.09%
2019	1.40%	to	2.65%	2	19.45	to	22.94	50	0.00%	18.08%	to	19.74%
2018	1.40%	to	3.00%	4	15.62	to	19.16	71	0.32%	-19.90%	to	-18.57%
2017	1.40%	to	3.00%	12	19.50	to	23.54	278	0.57%	17.82%	to	19.80%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Guggenheim Rydex Consumer Products (RCPF)
2021	1.40%	to	2.65%	10,892	27.81	to	40.17	374,297	0.84%	7.73%	to	9.08%
2020	1.40%	to	2.65%	12,131	25.82	to	36.82	374,434	0.89%	4.76%	to	6.08%
2019	1.40%	to	2.65%	14	24.65	to	34.71	400	1.13%	18.95%	to	20.63%
2018	1.40%	to	3.00%	9	19.65	to	28.78	232	0.71%	-14.75%	to	-13.34%
2017	1.40%	to	3.00%	7	23.05	to	33.21	217	0.90%	8.27%	to	9.99%
Guggenheim Rydex Electronics (RELF)
2021	1.40%	to	2.65%	2,077	29.08	to	49.18	65,319	0.00%	34.64%	to	36.33%
2020	1.40%	to	2.65%	3,074	21.33	to	36.07	69,300	0.00%	51.89%	to	53.80%
2019	1.40%	to	2.65%	11	13.87	to	23.45	235	0.00%	54.58%	to	57.07%
2018	1.40%	to	3.00%	12	8.83	to	14.93	158	0.00%	-15.32%	to	-13.94%
2017	1.40%	to	3.00%	14	10.26	to	17.35	208	0.00%	27.21%	to	29.28%
Guggenheim Rydex Energy (RENF)
2021	1.40%	to	2.80%	21,891	9.59	to	11.49	243,407	0.55%	46.31%	to	48.37%
2020	1.40%	to	2.80%	19,642	6.55	to	7.75	148,692	1.25%	-36.00%	to	-35.09%
2019	1.40%	to	2.80%	22	10.24	to	11.94	251	0.21%	3.66%	to	5.33%
2018	1.40%	to	3.00%	27	9.52	to	11.33	297	0.48%	-27.71%	to	-26.52%
2017	1.40%	to	3.00%	34	13.17	to	15.42	503	0.42%	-9.05%	to	-7.52%
Guggenheim Rydex Energy Services (RESF)
2021	1.40%	to	2.80%	15,845	2.89	to	4.07	51,617	0.10%	14.26%	to	15.87%
2020	1.40%	to	2.80%	12,297	2.50	to	3.51	37,174	0.78%	-39.07%	to	-38.21%
2019	1.40%	to	2.80%	13	4.04	to	5.68	64	0.00%	-3.02%	to	-1.45%
2018	1.40%	to	3.00%	15	4.10	to	5.77	73	2.61%	-47.23%	to	-46.38%
2017	1.40%	to	3.00%	44	7.65	to	10.76	454	0.00%	-21.05%	to	-19.73%
Guggenheim Rydex Financial Services (RFSF)
2021	1.40%	to	2.15%	12,737	16.80	to	18.69	234,009	0.39%	32.39%	to	33.38%
2020	1.40%	to	1.73%	10,915	13.07	to	14.02	151,298	0.61%	-1.82%	to	-1.50%
2019	1.40%	to	2.25%	9	12.59	to	14.23	124	0.83%	24.54%	to	26.30%
2018	1.40%	to	3.00%	20	9.33	to	11.27	214	0.93%	-14.87%	to	-13.44%
2017	1.40%	to	3.00%	28	10.96	to	13.02	356	0.42%	12.18%	to	13.94%
Guggenheim Rydex Health Care (RHCF)
2021	1.40%	to	2.80%	16,897	35.88	to	43.01	686,641	0.00%	15.56%	to	17.19%
2020	1.40%	to	2.80%	19,861	31.05	to	36.70	684,838	0.00%	15.40%	to	17.03%
2019	1.40%	to	2.80%	17	26.90	to	31.36	508	0.00%	19.18%	to	20.86%
2018	1.40%	to	3.00%	26	21.81	to	25.95	647	0.00%	-1.76%	to	-0.15%
2017	1.40%	to	3.00%	20	22.20	to	25.99	510	0.00%	19.23%	to	21.17%
Guggenheim Rydex Internet (RINF)
2021	1.40%	to	2.80%	1,812	30.61	to	53.00	84,004	0.00%	-7.29%	to	-5.98%
2020	1.40%	to	2.80%	1,922	32.56	to	56.37	96,214	0.00%	55.79%	to	57.98%
2019	1.40%	to	2.80%	2	20.61	to	35.68	60	0.00%	21.76%	to	23.72%
2018	1.40%	to	3.00%	3	16.66	to	28.84	78	0.00%	-6.08%	to	-4.53%
2017	1.40%	to	3.00%	4	17.45	to	30.22	99	0.00%	30.03%	to	32.14%
Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)
2021	1.40%	to	1.95%	10,509	0.17	to	1.72	13,024	0.00%	-0.98%	to	-0.43%
2020	1.40%	to	1.95%	10,752	0.17	to	1.72	13,516	0.26%	-22.61%	to	-22.19%
2019	1.40%	to	1.95%	39	0.22	to	2.22	24	0.00%	-15.69%	to	-14.50%
2018	1.40%	to	3.00%	40	0.26	to	2.59	30	0.00%	0.88%	to	4.00%
2017	1.40%	to	3.00%	12	0.25	to	2.53	22	0.00%	-11.60%	to	-10.28%
Guggenheim Rydex Europe 1.25X Strategy (RLCE)
2021	1.40%	to	2.80%	10,506	10.52	to	13.27	132,698	0.26%	15.44%	to	17.06%
2020	1.40%	to	2.80%	13,653	9.11	to	11.34	143,484	1.74%	-2.53%	to	-1.16%
2019	1.40%	to	2.80%	14	9.35	to	11.47	154	1.08%	24.88%	to	26.64%
2018	1.40%	to	3.00%	18	7.23	to	9.06	151	0.38%	-21.41%	to	-20.11%
2017	1.40%	to	3.00%	27	9.20	to	11.34	293	0.89%	24.83%	to	26.86%
Guggenheim Rydex Japan 2X Strategy (RLCJ)
2021	1.40%	to	2.80%	5,477	19.50	to	23.99	123,853	0.00%	-16.47%	to	-15.29%
2020	1.40%	to	2.80%	6,244	23.34	to	28.32	158,854	1.25%	36.59%	to	38.51%
2019	1.40%	to	2.80%	7	17.09	to	20.45	131	1.49%	35.19%	to	37.10%
2018	1.40%	to	3.00%	7	12.21	to	14.91	102	0.00%	-25.23%	to	-24.01%
2017	1.40%	to	3.00%	13	16.33	to	19.63	229	0.00%	45.80%	to	48.26%
Guggenheim Rydex Leisure (RLF)
2021	1.40%	to	1.95%	1,692	27.50	to	31.73	49,709	0.00%	-1.03%	to	-0.48%
2020	1.40%	to	2.65%	3,255	27.63	to	31.96	91,136	0.00%	17.85%	to	19.33%
2019	1.40%	to	1.65%	1	23.16	to	26.85	25	0.25%	25.71%	to	27.48%
2018	1.40%	to	3.00%	3	17.95	to	21.35	51	0.34%	-16.00%	to	-14.66%
2017	1.40%	to	3.00%	1	21.28	to	25.02	17	0.27%	16.58%	to	18.47%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)
2021	1.40%	to	2.80%	32,653	8.28	to	82.78	540,619	0.00%	31.52%	to	33.37%
2020	1.40%	to	2.80%	38,193	6.21	to	62.07	478,882	0.92%	7.63%	to	9.15%
2019	1.40%	to	2.80%	38	5.69	to	56.87	437	1.09%	32.35%	to	34.22%
2018	1.40%	to	3.00%	38	4.24	to	42.37	364	0.26%	-21.78%	to	-20.45%
2017	1.40%	to	3.00%	42	5.33	to	53.31	518	0.00%	18.84%	to	20.75%
Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)
2021	1.40%	to	2.80%	20,578	6.32	to	63.22	257,747	0.07%	15.71%	to	17.35%
2020	1.40%	to	2.80%	28,240	5.39	to	53.88	573,952	0.00%	16.73%	to	18.37%
2019	1.40%	to	2.80%	20	4.55	to	45.51	193	0.00%	31.63%	to	33.48%
2018	1.40%	to	3.00%	30	3.41	to	34.10	201	0.00%	-21.95%	to	-20.68%
2017	1.40%	to	3.00%	38	4.30	to	42.99	285	0.00%	16.51%	to	18.46%
Guggenheim Rydex Nova (RNF)
2021	1.40%	to	2.80%	32,437	48.98	to	58.85	1,892,219	0.35%	38.26%	to	40.21%
2020	1.40%	to	2.80%	33,510	35.37	to	41.97	1,395,933	0.85%	16.72%	to	18.36%
2019	1.40%	to	2.80%	37	30.26	to	35.46	1,292	1.13%	41.04%	to	43.03%
2018	1.40%	to	3.00%	42	2.43	to	24.79	1,029	0.18%	-12.96%	to	-10.33%
2017	1.40%	to	3.00%	52	2.71	to	28.08	1,451	0.05%	27.89%	to	31.55%
Guggenheim Rydex NASDAQ-100 (ROF)
2021	1.40%	to	2.80%	34,546	66.04	to	101.50	3,445,776	0.00%	22.08%	to	23.80%
2020	1.40%	to	2.80%	37,164	54.09	to	81.99	3,025,805	0.30%	40.96%	to	42.95%
2019	1.40%	to	2.80%	49	38.38	to	57.36	2,773	0.12%	33.08%	to	34.96%
2018	1.40%	to	3.00%	53	3.01	to	42.50	2,239	0.00%	-4.72%	to	-1.95%
2017	1.40%	to	3.00%	62	3.07	to	43.90	2,682	0.00%	27.28%	to	31.20%
Guggenheim Rydex Precious Metals (RPMF)
2021	1.40%	to	2.80%	28,491	8.79	to	12.42	316,293	3.60%	-11.70%	to	-10.46%
2020	1.40%	to	2.80%	44,245	9.81	to	13.87	549,393	4.84%	30.60%	to	32.43%
2019	1.40%	to	2.80%	50	7.41	to	10.47	457	0.00%	47.70%	to	50.08%
2018	1.40%	to	3.00%	59	4.94	to	6.98	367	5.04%	-19.06%	to	-17.67%
2017	1.40%	to	3.00%	56	6.00	to	8.48	415	4.23%	3.87%	to	5.60%
Guggenheim Rydex Real Estate (RREF)
2021	1.40%	to	2.65%	2,073	23.58	to	33.05	59,854	0.66%	30.57%	to	32.21%
2020	1.40%	to	2.65%	2,668	18.06	to	25.00	60,532	2.87%	-8.28%	to	-7.13%
2019	1.40%	to	2.65%	3	19.69	to	26.92	70	2.16%	20.76%	to	22.70%
2018	1.40%	to	3.00%	3	15.43	to	21.94	50	0.89%	-10.08%	to	-8.61%
2017	1.40%	to	3.00%	3	17.16	to	24.01	57	3.25%	3.50%	to	5.17%
Guggenheim Rydex Retailing (RRF)
2021	1.40%	to	2.65%	1,560	34.46	to	42.96	62,655	0.00%	8.83%	to	10.20%
2020	1.40%	to	2.65%	1,587	31.67	to	38.98	58,107	0.00%	39.92%	to	41.67%
2019	1.40%	to	2.65%	2	22.63	to	27.52	63	0.00%	21.04%	to	22.75%
2018	1.40%	to	3.00%	3	17.74	to	22.42	56	0.01%	-6.09%	to	-4.56%
2017	1.40%	to	3.00%	13	18.89	to	23.49	289	0.00%	9.51%	to	11.27%
Guggenheim Long Short Equity (RSRF)
2021	1.40%	to	2.15%	9,128	2.31	to	22.66	42,475	0.62%	21.17%	to	22.08%
2020	1.40%	to	2.25%	3,490	1.89	to	18.61	29,862	0.85%	2.59%	to	3.47%
2019	1.40%	to	2.80%	4	1.83	to	18.03	31	0.57%	2.62%	to	4.07%
2018	1.40%	to	3.00%	5	1.76	to	17.37	34	0.00%	-15.55%	to	-14.15%
2017	1.40%	to	3.00%	50	2.05	to	20.28	353	0.33%	11.45%	to	13.26%
Guggenheim Rydex Technology (RTEC)
2021	1.40%	to	2.80%	7,666	35.54	to	52.94	346,523	0.00%	17.17%	to	18.83%
2020	1.40%	to	2.80%	14,936	29.91	to	44.55	583,244	0.00%	45.13%	to	47.18%
2019	1.40%	to	2.80%	15	20.32	to	30.27	412	0.00%	35.89%	to	37.80%
2018	1.40%	to	3.00%	16	14.75	to	21.97	322	0.00%	-4.45%	to	-2.87%
2017	1.40%	to	3.00%	14	15.19	to	22.62	265	0.00%	28.71%	to	30.84%
Guggenheim Rydex Telecommunications (RTEL)
2021	1.40%	to	2.80%	2,390	10.48	to	14.57	28,405	0.70%	5.97%	to	7.47%
2020	1.40%	to	2.80%	3,822	9.76	to	13.55	44,359	0.70%	6.47%	to	7.97%
2019	1.40%	to	2.80%	5	9.03	to	12.55	62	0.00%	10.09%	to	11.64%
2018	1.40%	to	3.00%	8	8.09	to	11.24	83	0.91%	-8.07%	to	-6.64%
2017	1.40%	to	3.00%	2	8.67	to	12.04	20	1.93%	2.70%	to	4.46%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Guggenheim Rydex S&P 500 2X Strategy (RTF)
2021	1.40%	to	2.80%	11,626	65.61	to	114.02	914,063	0.00%	53.92%	to	56.09%
2020	1.40%	to	2.80%	12,202	42.62	to	73.05	615,244	0.71%	14.84%	to	16.46%
2019	1.40%	to	2.80%	23	37.12	to	62.73	1,114	0.00%	58.03%	to	60.26%
2018	1.40%	to	3.00%	23	22.69	to	39.14	631	0.04%	-17.94%	to	-16.58%
2017	1.40%	to	3.00%	40	27.65	to	46.92	1,441	0.00%	39.29%	to	41.50%
Guggenheim Rydex Transportation (RTRF)
2021	1.40%	to	1.65%	510	43.49	to	44.18	22,283	0.00%	20.18%	to	20.48%
2020	1.40%	to	1.65%	218	36.10	to	36.76	7,871	0.14%	38.33%	to	38.67%
2019	1.40%	to	1.65%	1	26.03	to	26.58	15	0.00%	18.63%	to	20.54%
2018	1.40%	to	3.00%	-	18.79	to	22.35	5	0.00%	-22.42%	to	-21.14%
2017	1.40%	to	3.00%	2	24.22	to	28.36	53	0.32%	18.44%	to	20.32%
Guggenheim Rydex Inverse S&P 500 Strategy (RUF)
2021	1.40%	to	1.65%	224,320	0.06	to	0.64	108,729	0.00%	-25.68%	to	-25.49%
2020	1.40%	to	1.65%	44,335	0.09	to	0.86	25,148	0.46%	-26.25%	to	-26.07%
2019	1.40%	to	1.65%	54	0.12	to	1.16	42	0.69%	-25.04%	to	-23.98%
2018	1.40%	to	3.00%	33	0.16	to	1.92	31	0.00%	0.65%	to	6.67%
2017	1.40%	to	3.00%	40	0.15	to	1.87	31	0.00%	-21.05%	to	-18.64%
Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)
2021	1.40%	to	2.50%	20,562	2.12	to	30.65	179,679	0.35%	-9.78%	to	-8.78%
2020	1.40%	to	2.50%	34,518	2.32	to	33.60	659,119	0.09%	18.95%	to	20.27%
2019	1.40%	to	2.50%	23	1.93	to	27.94	234	1.18%	13.33%	to	15.16%
2018	1.40%	to	3.00%	46	1.68	to	24.26	260	1.58%	-8.14%	to	-6.15%
2017	1.40%	to	3.00%	36	1.79	to	25.98	294	1.22%	6.42%	to	8.11%
Guggenheim Rydex Utilities (RUTL)
2021	1.40%	to	2.65%	16,719	18.39	to	30.97	356,722	1.58%	11.53%	to	12.93%
2020	1.40%	to	2.65%	20,525	16.28	to	27.43	390,794	1.67%	-7.61%	to	-6.45%
2019	1.40%	to	2.80%	22	17.40	to	29.32	451	0.24%	15.50%	to	17.36%
2018	1.40%	to	3.00%	26	14.83	to	24.98	461	1.63%	0.72%	to	2.35%
2017	1.40%	to	3.00%	26	14.49	to	24.41	433	1.88%	7.75%	to	9.46%
Guggenheim Multi-Hedge Strategies (RVARS)
2021	2.15%	to	2.65%	222	8.53	to	9.08	1,966	0.00%	5.28%	to	5.81%
2020	2.15%	to	2.65%	131	8.10	to	8.58	1,082	1.12%	4.58%	to	5.10%
2019	1.40%	to	2.65%	-	7.75	to	8.76	1	2.37%	2.27%	to	3.55%
2018	1.40%	to	3.00%	-	7.24	to	8.46	1	0.00%	-7.89%	to	-6.42%
2017	1.40%	to	3.00%	-	7.86	to	9.04	1	0.00%	0.64%	to	2.26%
Guggenheim Rydex Commodities Strategy (RVCMD)
2021	1.40%	to	2.65%	6,130	2.07	to	2.41	14,222	0.00%	35.90%	to	37.61%
2020	1.40%	to	2.65%	8,645	1.53	to	1.75	14,658	0.78%	-24.75%	to	-23.80%
2019	1.40%	to	2.65%	8	2.03	to	2.30	17	1.51%	12.07%	to	13.65%
2018	1.40%	to	3.00%	8	1.72	to	2.02	17	3.08%	-17.70%	to	-16.24%
2017	1.40%	to	3.00%	8	2.09	to	2.42	20	0.00%	0.97%	to	3.06%
Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)
2021	1.40%	to	2.80%	13,928	277.94	to	503.48	4,804,151	0.00%	49.22%	to	51.32%
2020	1.40%	to	2.80%	14,765	186.26	to	332.73	3,359,329	0.26%	81.71%	to	84.27%
2019	1.40%	to	2.80%	18	102.50	to	180.56	2,209	0.15%	75.52%	to	77.99%
2018	1.40%	to	3.00%	20	56.42	to	101.44	1,405	0.00%	-12.01%	to	-10.58%
2017	1.40%	to	3.00%	26	64.12	to	113.44	2,087	0.00%	64.49%	to	67.16%
Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)
2021	1.40%	to	1.65%	1,940,266	0.07			133,999	0.00%	-36.39%	to	-36.23%
2020	1.40%	to	1.65%	651,272	0.11			70,203	0.75%	-46.65%	to	-46.52%
2019	1.40%	to	1.65%	171	0.20	to	0.20	34	0.00%	-37.86%	to	-36.99%
2018	1.40%	to	3.00%	133	0.27	to	0.32	43	0.00%	-3.45%	to	0.00%
2017	1.40%	to	3.00%	131	0.27	to	0.32	42	0.00%	-41.67%	to	-39.22%
Guggenheim Rydex Inverse Mid-Cap Strategy (RVIMC)
2021	1.40%			150	0.66			99	0.00%	-24.30%
2020	1.40%			150	0.87			131	0.61%	-25.94%
2019	1.40%			-	1.18			1	0.40%	-22.51%	to	-21.42%
2018	1.40%	to	3.00%	-	1.27	to	1.50	1	0.00%	7.63%	to	9.56%
2017	1.40%	to	3.00%	1	1.18	to	1.37	1	0.00%	-15.97%	to	-14.65%
Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)
2021	1.40%			165,670	0.59	to	0.60	98,828	0.00%	-19.62%
2020	1.40%			258	0.74			191	1.77%	-31.77%
2019	1.40%			-	1.08			-	0.70%	-22.96%	to	-21.72%
2018	1.40%	to	3.00%	-	1.17	to	1.39	-	0.00%	8.04%	to	10.32%
2017	1.40%	to	3.00%	-	1.08	to	1.27	-	0.00%	-16.30%	to	-14.77%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Guggenheim Rydex S&P 500 Pure Growth (RVLCG)
2021	1.40%	to	2.65%	16,667	39.21	to	45.94	725,663	0.00%	24.25%	to	25.81%
2020	1.40%	to	2.15%	15,511	33.59	to	36.51	557,553	0.00%	24.62%	to	25.56%
2019	1.40%	to	2.65%	27	25.45	to	29.08	757	0.00%	23.10%	to	24.84%
2018	1.40%	to	3.00%	21	19.63	to	23.29	486	0.00%	-8.44%	to	-6.94%
2017	1.40%	to	3.00%	33	21.44	to	25.03	793	0.00%	20.79%	to	22.64%
Guggenheim Rydex S&P 500 Pure Value (RVLCV)
2021	1.40%	to	1.95%	9,418	26.42	to	28.36	265,868	0.58%	29.76%	to	30.48%
2020	1.40%	to	1.95%	12,764	20.36	to	21.74	276,400	1.20%	-12.29%	to	-11.81%
2019	1.40%	to	2.65%	25	21.57	to	24.65	601	0.61%	19.87%	to	21.56%
2018	1.40%	to	3.00%	21	17.08	to	20.28	415	0.76%	-15.90%	to	-14.50%
2017	1.40%	to	3.00%	29	20.31	to	23.72	673	0.72%	12.46%	to	14.26%
Guggenheim Rydex Dow 2X Strategy (RVLDD)
2021	1.40%	to	2.80%	12,167	56.21	to	67.25	804,560	0.00%	36.72%	to	38.65%
2020	1.40%	to	2.80%	12,849	41.11	to	48.51	613,041	0.71%	-1.08%	to	0.32%
2019	1.40%	to	2.80%	13	41.56	to	48.35	611	0.67%	43.40%	to	45.42%
2018	1.40%	to	3.00%	13	28.02	to	33.25	421	0.21%	-16.78%	to	-15.44%
2017	1.40%	to	3.00%	16	33.67	to	39.32	613	0.05%	53.88%	to	56.34%
Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)
2021	1.40%	to	2.25%	3,965	34.51	to	39.03	150,638	0.00%	9.72%	to	10.65%
2020	1.40%	to	2.25%	5,761	31.45	to	35.28	198,089	0.00%	27.56%	to	28.65%
2019	1.40%	to	2.25%	8	24.65	to	27.42	206	0.00%	12.22%	to	13.81%
2018	1.40%	to	3.00%	7	20.30	to	24.09	161	0.00%	-17.38%	to	-16.00%
2017	1.40%	to	3.00%	8	24.57	to	28.69	217	0.00%	15.30%	to	17.11%
Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)
2021	1.40%	to	2.65%	1,334	27.35	to	32.30	42,397	0.04%	27.82%	to	29.43%
2020	1.40%	to	2.65%	2,931	21.39	to	24.95	72,598	0.40%	4.61%	to	5.92%
2019	1.40%	to	2.65%	3	20.45	to	23.56	78	0.00%	19.08%	to	20.76%
2018	1.40%	to	3.00%	5	16.30	to	19.51	98	0.00%	-21.41%	to	-20.11%
2017	1.40%	to	3.00%	4	20.74	to	24.42	92	0.00%	9.79%	to	11.56%
Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)
2021	1.40%	to	2.80%	2,729	30.04	to	35.95	89,254	0.00%	15.87%	to	17.50%
2020	1.40%	to	2.80%	3,788	25.93	to	30.59	108,099	0.00%	12.56%	to	14.15%
2019	1.40%	to	2.80%	5	23.03	to	26.80	136	0.00%	9.47%	to	11.01%
2018	1.40%	to	3.00%	5	20.34	to	24.14	110	0.00%	-11.76%	to	-10.31%
2017	1.40%	to	3.00%	6	23.05	to	26.92	166	0.00%	12.66%	to	14.50%
Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)
2021	1.40%	to	3.00%	4,524	19.02	to	24.08	102,895	0.00%	39.18%	to	41.42%
2020	1.40%	to	3.00%	5,351	13.66	to	17.03	87,344	0.00%	-8.75%	to	-7.28%
2019	1.40%	to	3.00%	8	14.97	to	18.36	142	0.23%	17.11%	to	19.00%
2018	1.40%	to	3.00%	16	12.78	to	15.43	247	0.00%	-22.97%	to	-21.71%
2017	1.40%	to	3.00%	15	16.59	to	19.71	280	0.00%	-3.21%	to	-1.62%
Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)
2021	1.40%			50	6.67			333	0.00%	9.55%
2020	1.40%			1,697	6.09			10,339	0.82%	-15.23%
2019	1.40%			2	7.19			14	0.86%	1.72%	to	3.16%
2018	1.40%	to	3.00%	2	5.94	to	6.97	14	0.00%	8.39%	to	10.28%
2017	1.40%	to	3.00%	-	5.48	to	6.32	-	0.00%	-20.00%	to	-18.77%
Guggenheim Rydex Weakening Dollar 2X Strategy (RVWDL)
2021	1.40%	to	1.65%	1,278	4.88	to	4.98	6,357	0.00%	-15.38%	to	-15.17%
2020	1.40%	to	1.65%	1,267	5.77	to	5.87	7,429	0.43%	7.90%	to	8.17%
2019	1.40%	to	1.65%	1	5.35	to	5.42	7	0.93%	-7.66%	to	-6.17%
2018	1.40%	to	3.00%	1	4.93	to	5.78	9	0.00%	-14.26%	to	-12.82%
2017	1.40%	to	3.00%	2	5.75	to	6.63	11	0.00%	15.69%	to	17.55%
Invesco V.I. Core Equity I (AVGI)
2021	1.40%	to	2.50%	16,781	25.83	to	29.70	497,620	0.63%	24.59%	to	25.96%
2020	1.40%	to	2.50%	18,814	20.73	to	23.58	442,408	1.29%	11.04%	to	12.27%
2019	1.40%	to	2.50%	21	18.67	to	21.00	434	0.95%	25.15%	to	27.17%
2018	1.40%	to	3.00%	24	14.16	to	19.73	389	0.89%	-12.10%	to	-9.37%
2017	1.40%	to	3.00%	25	16.11	to	21.77	463	1.05%	9.82%	to	13.15%
Invesco V.I. High Yield I (AVHY1)
2021	1.40%	to	3.00%	24,527	17.61	to	21.98	509,099	4.88%	1.30%	to	2.93%
2020	1.40%	to	3.00%	20,436	17.38	to	21.35	415,272	5.74%	0.26%	to	1.88%
2019	1.40%	to	3.00%	29	17.34	to	20.96	579	5.77%	10.15%	to	11.93%
2018	1.40%	to	3.00%	42	15.74	to	18.72	739	4.59%	-6.20%	to	-4.73%
2017	1.40%	to	3.00%	47	16.78	to	19.65	899	3.57%	3.13%	to	4.86%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Invesco V.I. Diversified Dividend I (IVDDI)
2021	1.40%	to	2.65%	5,825	21.68	to	24.42	134,425	2.09%	15.79%	to	17.24%
2020	1.40%	to	2.65%	7,586	18.72	to	20.83	151,708	2.41%	-2.48%	to	-1.25%
2019	1.40%	to	2.65%	18	19.20	to	21.09	361	2.58%	21.82%	to	23.35%
2018	1.40%	to	3.00%	25	15.41	to	17.10	418	1.69%	-10.35%	to	-8.85%
2017	1.40%	to	3.00%	16	17.19	to	18.76	293	1.48%	5.40%	to	7.02%
Invesco V.I. Government Money Market I (IVGMMI)
2021	1.40%	to	2.65%	452,546	8.20	to	9.13	4,089,292	0.01%	-2.61%	to	-1.38%
2020	1.40%	to	2.65%	470,630	8.42	to	9.26	4,307,410	0.27%	-2.33%	to	-1.10%
2019	1.40%	to	2.80%	418	8.53	to	9.36	3,878	1.88%	-1.12%	to	0.48%
2018	1.40%	to	3.00%	657	8.48	to	10.23	6,004	1.55%	-1.51%	to	1.59%
2017	1.40%	to	3.00%	468	8.61	to	10.07	4,322	0.56%	-2.38%	to	0.50%
Invesco V.I. Health Care I (IVHS)
2021	1.40%	to	2.65%	20,555	3.77	to	36.97	129,477	0.20%	9.36%	to	10.74%
2020	1.40%	to	2.65%	24,385	3.40	to	33.47	138,503	0.33%	11.47%	to	12.87%
2019	1.40%	to	2.65%	30	3.01	to	29.73	144	0.04%	28.85%	to	30.66%
2018	1.40%	to	3.00%	44	2.31	to	23.18	134	0.00%	-2.13%	to	1.06%
2017	1.40%	to	3.00%	56	2.32	to	23.43	175	0.36%	12.45%	to	15.57%
Invesco V.I. Main Street Mid Cap II (IVMCC2)
2021	1.40%	to	2.30%	21,180	3.82	to	37.46	270,365	0.24%	20.07%	to	21.16%
2020	1.40%	to	2.65%	21,956	3.15	to	30.99	246,209	0.51%	6.09%	to	7.43%
2019	1.40%	to	2.30%	21	2.93	to	28.92	207	0.22%	21.59%	to	23.30%
2018	1.40%	to	3.00%	20	2.38	to	23.52	164	0.10%	-14.21%	to	-12.82%
2017	1.40%	to	3.00%	48	2.73	to	27.05	267	0.32%	11.28%	to	13.28%
Invesco V.I. Global Real Estate I (IVRE)
2021	1.40%	to	2.80%	40,275	4.14	to	40.60	314,704	2.70%	22.24%	to	23.96%
2020	1.40%	to	2.80%	54,303	3.34	to	32.83	303,215	4.51%	-14.74%	to	-13.54%
2019	1.40%	to	2.80%	75	3.86	to	38.06	474	4.64%	19.37%	to	21.29%
2018	1.40%	to	3.00%	74	3.18	to	31.46	397	3.74%	-8.94%	to	-6.18%
2017	1.40%	to	3.00%	83	3.44	to	34.09	479	3.12%	9.76%	to	13.17%
Invesco V.I. Technology I (IVT)
2021	1.40%	to	2.80%	54,139	2.71	to	41.46	353,857	0.00%	11.25%	to	12.82%
2020	1.40%	to	2.80%	78,737	2.40	to	37.27	435,687	0.00%	42.09%	to	44.09%
2019	1.40%	to	2.80%	83	1.67	to	26.23	355	0.00%	32.13%	to	33.99%
2018	1.40%	to	3.00%	93	1.24	to	23.34	380	0.00%	-3.43%	to	-0.57%
2017	1.40%	to	3.00%	116	1.27	to	23.82	226	0.00%	31.13%	to	35.66%
Janus Henderson Balanced - Inst (JABIN)
2021	1.40%	to	2.80%	62,960	25.97	to	30.44	1,902,016	0.92%	13.96%	to	15.57%
2020	1.40%	to	2.80%	60,622	22.79	to	26.34	1,585,258	1.83%	11.16%	to	12.72%
2019	1.40%	to	2.80%	67	20.50	to	23.36	1,566	1.96%	18.97%	to	20.88%
2018	1.40%	to	3.00%	72	16.74	to	19.33	1,382	2.18%	-2.33%	to	-0.72%
2017	1.40%	to	3.00%	65	17.14	to	19.47	1,253	1.73%	14.96%	to	16.80%
Janus Henderson Enterprise - Inst (JAEI)
2021	1.40%	to	3.00%	954,947	12.13	to	77.21	12,040,904	0.32%	13.38%	to	15.21%
2020	1.40%	to	3.00%	1,011,647	10.52	to	67.19	11,106,048	0.07%	15.94%	to	17.81%
2019	1.40%	to	3.00%	1,108	8.93	to	57.17	10,344	0.20%	31.48%	to	33.60%
2018	1.40%	to	3.00%	1,197	5.38	to	42.90	8,427	0.23%	-3.38%	to	-0.37%
2017	1.40%	to	3.00%	1,312	5.40	to	43.80	9,508	0.62%	23.68%	to	27.36%
Janus Henderson Forty - Inst (JAFRIN)
2021	1.40%	to	2.80%	14,344	45.91	to	53.81	763,519	0.00%	19.50%	to	21.19%
2020	1.40%	to	2.80%	16,792	38.42	to	44.40	739,081	0.73%	35.55%	to	37.46%
2019	1.40%	to	2.80%	20	28.34	to	32.30	636	0.15%	33.37%	to	35.25%
2018	1.40%	to	3.00%	24	20.68	to	23.88	574	0.00%	-1.05%	to	0.55%
2017	1.40%	to	3.00%	15	20.90	to	23.75	343	0.00%	26.44%	to	28.52%
Janus Henderson Global Research - Inst (JAGRIN)
2021	1.40%	to	2.25%	1,244,917	6.65	to	33.25	8,579,707	0.52%	15.46%	to	16.45%
2020	1.40%	to	2.65%	1,333,172	5.71	to	28.58	7,932,559	0.72%	16.92%	to	18.39%
2019	1.40%	to	2.80%	1,468	4.82	to	24.17	7,358	1.00%	25.23%	to	27.25%
2018	1.40%	to	3.00%	1,605	3.79	to	18.88	6,317	1.12%	-9.66%	to	-8.23%
2017	1.40%	to	3.00%	1,727	4.13	to	20.61	7,393	0.81%	23.30%	to	25.15%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Janus Henderson Overseas - Inst (JAIG)
2021	1.40%	to	2.80%	70,484	4.46	to	43.79	603,908	1.13%	10.45%	to	12.01%
2020	0.00%	to	2.80%	76,218	3.98	to	39.20	659,579	1.25%	13.09%	to	16.30%
2019	0.00%	to	3.00%	93	3.47	to	34.26	691	1.96%	23.26%	to	27.02%
2018	1.40%	to	9.98%	98	2.77	to	27.42	467	1.42%	-17.48%	to	-14.99%
2017	1.40%	to	7.73%	119	3.31	to	32.78	1,059	1.48%	27.20%	to	31.29%
Janus Henderson Research - Inst (JARIN)
2021	1.40%	to	2.65%	1,641,006	8.92	to	69.94	14,966,961	0.10%	17.19%	to	18.66%
2020	1.40%	to	2.65%	1,740,543	7.52	to	59.09	13,379,358	0.41%	29.48%	to	31.11%
2019	1.40%	to	2.65%	1,866	5.73	to	45.18	10,995	0.46%	31.78%	to	33.64%
2018	1.40%	to	3.00%	2,030	4.29	to	33.89	8,996	0.55%	-5.46%	to	-4.03%
2017	1.40%	to	3.00%	2,157	4.47	to	35.37	9,998	0.39%	24.07%	to	12.33%
Janus Henderson Mid Cap Value - Inst (JMCVIN)
2021	1.40%			3,519	23.59			83,018	0.45%	18.06%
2020	1.40%			3,503	19.98			69,997	1.23%	-2.30%
2019	1.40%			4	20.45			72	1.13%	26.94%	to	28.54%
2018	1.40%	to	3.00%	4	13.78	to	15.91	65	1.04%	-16.18%	to	-14.83%
2017	1.40%	to	3.00%	4	16.44	to	18.68	82	0.79%	10.56%	to	12.33%
Lazard Retirement Emerging Markets Equity - Service (LZREMS)
2021	1.40%	to	3.00%	6,221	24.26	to	30.29	180,115	1.62%	2.35%	to	4.00%
2020	1.40%	to	3.00%	9,074	23.70	to	29.12	248,125	2.44%	-4.19%	to	-2.65%
2019	1.40%	to	3.00%	9	24.74	to	29.91	254	0.77%	14.65%	to	16.50%
2018	1.40%	to	3.00%	11	21.58	to	25.68	281	1.35%	-20.98%	to	-19.67%
2017	1.40%	to	3.00%	18	27.31	to	31.97	561	2.19%	24.08%	to	26.01%
Lazard Retirement International Equity - Service (LZRIES)
2021	1.40%	to	2.65%	3,692	16.92	to	20.16	68,435	0.92%	3.07%	to	4.36%
2020	1.40%	to	2.65%	4,609	16.41	to	19.31	83,805	2.44%	5.41%	to	6.73%
2019	1.40%	to	2.65%	10	15.57	to	18.09	181	0.33%	17.43%	to	19.32%
2018	1.40%	to	3.00%	12	12.75	to	15.16	176	1.76%	-16.45%	to	-15.12%
2017	1.40%	to	3.00%	13	15.26	to	17.86	233	2.34%	18.75%	to	20.59%
Lazard Retirement US Small-Mid Cap Equity - Service (LZRUSM)
2021	1.40%	to	2.65%	160,482	4.56	to	49.32	1,071,965	0.05%	16.74%	to	18.20%
2020	1.40%	to	2.65%	181,464	3.86	to	41.76	998,277	0.19%	3.97%	to	5.28%
2019	1.40%	to	2.65%	199	3.67	to	39.71	1,018	0.00%	26.09%	to	28.12%
2018	1.40%	to	3.00%	221	2.86	to	30.82	875	0.02%	-15.79%	to	-13.33%
2017	1.40%	to	3.00%	260	3.35	to	36.11	1,292	0.34%	10.54%	to	13.92%
LMCBV Aggressive Growth I (LPVCAI)
2021	1.40%	to	2.65%	2,538	25.56	to	29.42	70,999	0.16%	7.41%	to	8.77%
2020	1.40%	to	2.65%	2,569	23.80	to	27.05	66,418	0.83%	14.93%	to	16.38%
2019	1.40%	to	2.65%	3	20.71	to	23.24	63	0.99%	21.80%	to	23.33%
2018	1.40%	to	3.00%	3	16.32	to	18.84	48	0.57%	-11.06%	to	-9.64%
2017	1.40%	to	3.00%	3	18.35	to	20.85	58	0.38%	12.85%	to	14.69%
LMCBV Dividend Strategy I (LPVCII)
2021	1.40%	to	3.00%	4,705	24.07	to	29.16	133,127	1.40%	23.05%	to	25.04%
2020	1.40%	to	3.00%	5,625	19.56	to	23.32	128,199	1.62%	4.49%	to	6.17%
2019	1.40%	to	3.00%	4	18.72	to	21.96	96	1.43%	27.70%	to	29.76%
2018	1.40%	to	3.00%	7	14.66	to	16.93	114	1.44%	-7.68%	to	-6.15%
2017	1.40%	to	3.00%	8	15.88	to	18.04	147	1.23%	15.66%	to	17.52%
LMCBV Large Cap Growth I (LVCLGI)
2021	1.40%	to	2.65%	7,213	40.80	to	46.95	329,362	0.00%	18.75%	to	20.25%
2020	1.40%	to	2.65%	8,689	34.36	to	39.04	329,580	0.02%	27.32%	to	28.92%
2019	1.40%	to	2.65%	17	26.98	to	30.29	504	0.36%	28.71%	to	30.32%
2018	1.40%	to	3.00%	14	20.13	to	23.24	308	0.21%	-2.94%	to	-1.36%
2017	1.40%	to	3.00%	28	20.74	to	23.56	639	0.26%	22.07%	to	24.00%
LMWAV Global High Yield Bond I (SBVHY)
2021	1.40%	to	2.25%	636	18.30	to	20.60	12,538	4.09%	-0.93%	to	-0.08%
2020	1.40%	to	2.25%	720	18.47	to	20.62	14,285	4.02%	4.93%	to	5.82%
2019	1.40%	to	2.25%	1	17.60	to	19.49	14	5.26%	11.39%	to	12.80%
2018	1.40%	to	3.00%	1	14.67	to	17.28	13	5.10%	-6.74%	to	-5.26%
2017	1.40%	to	3.00%	1	15.73	to	18.24	14	4.91%	5.43%	to	7.17%
Lord Abbett Dividend Growth VC (LOVCDG)
2021	1.40%	to	2.25%	53,219	5.35	to	52.46	586,655	0.69%	22.83%	to	23.88%
2020	1.40%	to	2.25%	58,407	4.31	to	42.45	516,470	1.01%	12.85%	to	13.81%
2019	1.40%	to	2.80%	60	3.79	to	37.39	461	1.57%	22.71%	to	24.69%
2018	1.40%	to	3.00%	64	3.04	to	30.07	382	1.71%	-7.51%	to	-5.88%
2017	1.40%	to	3.00%	74	3.23	to	32.07	467	1.73%	15.64%	to	17.45%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Lord Abbett Growth and Income VC (LOVGI)
2021	1.40%	to	2.25%	591,283	3.66	to	39.04	2,359,161	0.99%	26.15%	to	27.23%
2020	1.40%	to	2.25%	712,496	2.87	to	30.72	2,267,642	1.69%	0.41%	to	1.27%
2019	1.40%	to	2.80%	776	2.84	to	30.36	2,456	1.61%	18.87%	to	20.79%
2018	1.40%	to	3.00%	859	2.35	to	24.99	2,330	1.34%	-10.83%	to	-8.11%
2017	1.40%	to	3.00%	928	2.59	to	27.67	2,805	1.28%	10.04%	to	13.10%
Neuberger Berman AMT Mid Cap Growth Class I (AMCG)
2021	1.40%	to	2.25%	46,023	4.42	to	54.00	330,073	0.00%	10.48%	to	11.42%
2020	1.40%	to	2.25%	46,738	3.96	to	48.73	315,148	0.00%	36.87%	to	38.04%
2019	1.40%	to	2.25%	49	2.87	to	35.50	237	0.00%	28.82%	to	32.75%
2018	1.40%	to	3.00%	52	2.19	to	27.92	231	0.00%	-9.18%	to	-6.64%
2017	1.40%	to	3.00%	53	2.38	to	30.32	261	0.00%	21.60%	to	25.42%
Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)
2021	1.40%	to	3.00%	22,510	4.28	to	42.00	122,950	0.62%	28.88%	to	30.95%
2020	1.40%	to	3.00%	23,015	3.27	to	32.15	94,855	1.23%	-5.50%	to	-3.97%
2019	1.40%	to	3.00%	23	3.40	to	33.57	99	0.68%	13.29%	to	15.12%
2018	1.40%	to	3.00%	25	2.96	to	29.23	117	0.64%	-17.78%	to	-16.38%
2017	1.40%	to	3.00%	28	3.54	to	35.08	220	0.77%	13.30%	to	15.31%
Neuberger Berman AMT Sustainable Equity Class I (AMSRS)
2021	1.40%	to	2.15%	19,348	38.48	to	42.19	809,737	0.36%	20.85%	to	21.76%
2020	1.40%	to	2.65%	22,292	29.90	to	34.65	767,071	0.61%	16.44%	to	17.90%
2019	1.40%	to	2.80%	23	25.21	to	29.39	684	0.55%	22.41%	to	24.13%
2018	1.40%	to	3.00%	3	19.90	to	23.67	62	0.43%	-8.51%	to	-7.07%
2017	1.40%	to	3.00%	4	21.75	to	25.47	113	0.48%	14.96%	to	16.78%
Neuberger Berman AMT Short Duration Bond I (AMTB)
2021	1.40%	to	2.65%	129,086	1.35	to	12.79	322,457	2.75%	-1.89%	to	-0.66%
2020	1.40%	to	2.65%	135,493	1.36	to	12.89	301,751	2.32%	0.75%	to	2.02%
2019	1.40%	to	2.65%	155	1.34	to	12.65	332	1.81%	0.82%	to	2.25%
2018	1.40%	to	3.00%	200	1.31	to	12.30	413	1.59%	-1.94%	to	1.43%
2017	1.40%	to	3.00%	204	1.31	to	12.38	439	1.37%	-2.12%	to	0.72%
Ntrn Lts Donoghue Forlines Dividend VIT (NOVPDI)
2021	1.40%	to	2.65%	268,364	12.72	to	14.64	3,923,422	1.26%	26.90%	to	28.49%
2020	0.00%	to	2.65%	284,237	10.03	to	13.80	3,234,908	5.49%	-9.68%	to	-7.25%
2019	0.00%	to	2.65%	309	11.10	to	14.88	3,845	1.41%	-5.53%	to	-2.84%
2018	1.40%	to	10.18%	363	11.26	to	15.31	4,705	1.79%	-10.78%	to	-8.05%
2017	1.40%	to	10.34%	398	12.62	to	16.65	5,697	1.44%	7.68%	to	10.93%
Ntrn Lts Donoghue Forlines Momentum VIT (NOVPM)
2021	1.40%	to	2.80%	646,066	18.07	to	21.18	13,663,314	0.00%	26.09%	to	27.86%
2020	1.40%	to	2.80%	720,479	14.33	to	16.56	11,919,132	0.18%	-3.93%	to	-2.57%
2019	1.40%	to	2.80%	776	14.91	to	17.00	13,180	0.77%	4.89%	to	6.37%
2018	1.40%	to	3.00%	836	13.84	to	18.82	13,352	0.30%	-5.59%	to	-2.64%
2017	1.40%	to	3.00%	901	14.66	to	19.33	14,995	1.30%	17.37%	to	20.89%
PIMCO VIT All Asset - Admin (PMVAAA)
2021	1.40%	to	2.65%	15,011	16.47	to	19.31	281,028	11.09%	13.20%	to	14.62%
2020	1.40%	to	2.65%	13,971	14.55	to	16.85	228,346	4.97%	5.19%	to	6.51%
2019	1.40%	to	2.65%	15	13.83	to	15.82	239	2.90%	8.97%	to	10.34%
2018	1.40%	to	3.00%	20	12.29	to	14.34	285	3.23%	-8.22%	to	-6.70%
2017	1.40%	to	3.00%	19	13.39	to	15.37	290	4.55%	10.21%	to	11.94%
PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)
2021	1.40%			887	18.84			16,712	4.49%	-3.92%
2020	1.40%			867	19.61			17,005	4.65%	5.22%
2019	1.40%			1	18.64			19	4.43%	11.38%	to	13.17%
2018	1.40%	to	3.00%	1	14.12	to	16.47	18	4.14%	-7.59%	to	-6.05%
2017	1.40%	to	3.00%	1	15.28	to	17.53	20	5.08%	6.63%	to	8.34%
PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)
2021	1.40%			611	17.26			10,542	1.54%	-3.32%
2020	1.40%			802	17.85			14,319	5.68%	4.09%
2019	1.40%			1	17.15			10	1.77%	4.21%	to	5.52%
2018	1.40%	to	3.00%	1	13.94	to	16.26	85	1.31%	-0.92%	to	0.74%
2017	1.40%	to	3.00%	1	14.07	to	16.14	11	3.56%	-0.21%	to	1.32%
PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)
2021	1.40%	to	1.95%	3,861	13.54	to	14.64	56,456	5.45%	-6.01%	to	-5.49%
2020	1.40%	to	1.95%	5,534	14.41	to	15.49	85,386	2.50%	7.99%	to	8.59%
2019	1.40%	to	1.95%	6	13.34	to	14.27	91	2.45%	3.35%	to	4.65%
2018	1.40%	to	3.00%	6	11.69	to	13.63	10	5.78%	-7.07%	to	-5.54%
2017	1.40%	to	3.00%	7	12.58	to	14.43	102	2.02%	5.45%	to	7.13%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
PIMCO VIT High Yield - Admin (PMVHYA)
2021	1.40%	to	2.30%	40,087	18.20	to	20.20	809,240	4.46%	1.28%	to	2.19%
2020	1.40%	to	2.30%	41,202	17.97	to	19.77	814,002	4.83%	3.34%	to	4.28%
2019	1.40%	to	2.30%	42	17.39	to	18.96	788	4.89%	11.33%	to	13.13%
2018	1.40%	to	3.00%	3	14.37	to	16.76	45	5.19%	-5.52%	to	-4.01%
2017	1.40%	to	3.00%	4	15.21	to	17.46	63	4.87%	3.47%	to	5.12%
PIMCO VIT Low Duration - Admin (PMVLDA)
2021	1.40%	to	2.30%	21,283	11.08	to	12.27	259,609	0.52%	-3.18%	to	-2.31%
2020	1.40%	to	2.30%	23,062	11.45	to	12.56	287,782	1.21%	0.65%	to	1.56%
2019	1.40%	to	2.30%	17	11.37	to	12.37	207	2.71%	1.31%	to	2.58%
2018	1.40%	to	3.00%	16	10.39	to	12.06	185	1.98%	-2.62%	to	-1.07%
2017	1.40%	to	3.00%	9	10.67	to	12.19	106	1.33%	-1.66%	to	-0.08%
PIMCO VIT Long Term US Government - Admin (PMVLGA)
2021	1.40%	to	2.30%	8,346	19.22	to	21.29	174,400	1.58%	-6.95%	to	-6.11%
2020	1.40%	to	2.30%	11,013	20.66	to	22.67	244,926	1.64%	14.72%	to	15.76%
2019	1.40%	to	2.30%	9	18.01	to	19.58	172	2.02%	10.19%	to	11.74%
2018	1.40%	to	3.00%	8	15.11	to	17.53	142	2.40%	-5.27%	to	-3.73%
2017	1.40%	to	3.00%	14	15.95	to	18.21	256	2.18%	5.77%	to	7.43%
PIMCO VIT Real Return - Admin (PMVRRA)
2021	1.40%	to	3.00%	244,342	1.82	to	17.83	891,189	4.98%	2.47%	to	4.12%
2020	1.40%	to	3.00%	251,435	1.74	to	17.16	908,180	1.37%	8.41%	to	10.16%
2019	1.40%	to	3.00%	263	1.58	to	15.62	879	1.64%	5.23%	to	6.93%
2018	1.40%	to	3.00%	366	1.48	to	14.64	1,060	2.47%	-5.12%	to	-3.79%
2017	1.40%	to	3.00%	390	1.54	to	15.23	1,165	2.37%	0.56%	to	2.67%
PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)
2021	1.40%			5,630	7.21			40,606	4.85%	31.49%
2020	1.40%			2,791	5.49			15,310	6.43%	-0.06%
2019	1.40%	to	1.65%	3	5.41	to	5.49	18	4.50%	9.61%	to	9.88%
2018	1.40%	to	3.00%	3	4.28	to	5.00	17	2.09%	-16.73%	to	-15.25%
2017	1.40%	to	3.00%	4	5.14	to	5.90	22	11.01%	-0.77%	to	0.68%
PIMCO VIT Total Return - Admin (PMVTRA)
2021	1.40%	to	2.80%	337,380	1.79	to	17.56	1,075,668	1.82%	-3.99%	to	-2.64%
2020	1.40%	to	2.80%	378,228	1.84	to	18.08	1,260,212	2.02%	5.65%	to	7.14%
2019	1.40%	to	2.80%	414	1.71	to	16.92	1,266	3.02%	5.15%	to	6.85%
2018	1.40%	to	3.00%	503	1.60	to	15.87	1,577	2.54%	-3.53%	to	-2.15%
2017	1.40%	to	3.00%	571	1.64	to	16.22	1,872	2.02%	1.83%	to	3.80%
PIMCO VIT Short-Term - Admin (PVSTA)
2021	1.40%	to	2.65%	44,424	9.75	to	11.44	499,518	1.11%	-2.67%	to	-1.45%
2020	1.40%	to	2.65%	42,052	10.01	to	11.60	481,715	1.24%	-0.43%	to	0.82%
2019	1.40%	to	2.80%	41	9.87	to	11.51	466	2.49%	-0.04%	to	1.37%
2018	1.40%	to	3.00%	49	9.54	to	11.35	539	2.21%	-1.55%	to	0.09%
2017	1.40%	to	3.00%	27	9.69	to	11.34	307	1.70%	-0.62%	to	0.98%
Royce Micro-Cap (ROCMC)
2021	1.40%	to	2.50%	9,097	4.55	to	44.64	116,761	0.00%	26.77%	to	28.17%
2020	1.40%	to	2.50%	13,380	3.55	to	34.92	112,429	0.00%	20.74%	to	22.07%
2019	1.40%	to	2.50%	14	2.91	to	28.67	94	0.00%	16.25%	to	17.89%
2018	1.40%	to	3.00%	17	2.47	to	24.38	96	0.00%	-11.78%	to	-10.18%
2017	1.40%	to	3.00%	23	2.75	to	27.26	129	0.58%	2.09%	to	3.77%
Royce Small-Cap (ROCSC)
2021	1.40%	to	2.30%	54,970	4.36	to	42.81	367,674	1.31%	25.89%	to	27.03%
2020	1.40%	to	2.30%	67,862	3.43	to	33.79	336,621	1.00%	-9.26%	to	-8.44%
2019	1.40%	to	2.30%	78	3.75	to	37.00	423	0.60%	15.39%	to	17.02%
2018	1.40%	to	3.00%	98	3.21	to	31.70	504	0.75%	-11.07%	to	-9.58%
2017	1.40%	to	3.00%	102	3.55	to	35.16	567	0.95%	2.27%	to	4.11%
Third Avenue Value (TAVV)
2021	1.40%	to	2.30%	213,579	2.33	to	22.88	665,334	0.70%	19.29%	to	20.37%
2020	1.40%	to	2.30%	252,296	1.94	to	19.05	658,689	2.74%	-4.62%	to	-3.75%
2019	1.40%	to	2.80%	257	2.01	to	19.85	682	0.27%	9.36%	to	10.90%
2018	1.40%	to	3.00%	273	1.81	to	17.94	671	1.81%	-22.66%	to	-21.58%
2017	1.40%	to	3.00%	296	2.31	to	22.90	973	0.79%	10.23%	to	12.14%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
VanEck VIP Emerging Markets Bond Initial Cl (VWBF)
2021	1.40%	to	2.65%	68,911	1.88	to	17.57	188,599	5.19%	-6.56%	to	-5.39%
2020	0.00%	to	2.65%	70,648	1.99	to	18.62	216,792	6.33%	6.07%	to	8.92%
2019	0.00%	to	2.80%	75	1.85	to	17.38	199	0.38%	9.29%	to	12.62%
2018	1.40%	to	10.03%	81	1.66	to	15.69	234	6.70%	-8.92%	to	-6.01%
2017	1.40%	to	7.74%	80	1.80	to	17.00	218	2.12%	8.96%	to	12.02%
VanEck VIP Emerging Markets Initial Cl (VWEM)
2021	1.40%	to	2.25%	121,927	3.50	to	35.95	567,282	0.88%	-13.83%	to	-13.09%
2020	1.40%	to	2.25%	140,353	4.02	to	41.47	754,877	1.88%	14.64%	to	15.62%
2019	1.40%	to	3.00%	158	3.48	to	35.96	793	0.46%	26.74%	to	30.60%
2018	1.40%	to	3.00%	170	2.70	to	27.99	660	0.32%	-25.76%	to	-23.53%
2017	1.40%	to	3.00%	200	3.58	to	37.20	1,012	0.43%	46.59%	to	51.20%
VanEck VIP Global Resources Initial Cl (VWHA)
2021	1.40%	to	3.00%	150,447	3.14	to	26.30	554,243	0.44%	15.41%	to	17.27%
2020	0.00%	to	3.00%	169,157	2.68	to	22.49	602,781	0.84%	15.59%	to	19.11%
2019	0.00%	to	3.00%	231	2.28	to	19.19	715	0.00%	8.56%	to	11.87%
2018	1.40%	to	9.92%	243	2.07	to	17.44	695	0.00%	-30.43%	to	-28.25%
2017	1.40%	to	7.70%	255	2.93	to	24.73	982	0.00%	-4.58%	to	-1.67%
Allspring VT Discovery - Class 2 (SVDF)
2021	1.40%	to	2.80%	45,819	52.76	to	62.80	2,857,740	0.00%	-7.67%	to	-6.36%
2020	1.40%	to	2.80%	51,686	57.14	to	67.07	3,439,918	0.00%	58.16%	to	60.39%
2019	1.40%	to	2.80%	56	36.13	to	41.82	2,331	0.00%	35.18%	to	39.02%
2018	1.40%	to	3.00%	60	25.88	to	36.98	1,822	0.00%	-9.83%	to	-7.04%
2017	1.40%	to	3.00%	65	28.70	to	39.78	2,160	0.00%	25.33%	to	29.11%
Allspring VT Opportunity - Class 2 (SVOF)
2021	1.40%	to	2.80%	215,401	8.81	to	69.09	2,290,670	0.04%	21.33%	to	23.04%
2020	0.00%	to	2.80%	231,789	4.92	to	56.21	1,999,618	0.44%	17.66%	to	21.00%
2019	0.00%	to	2.80%	243	4.06	to	47.15	1,748	0.28%	27.84%	to	31.46%
2018	1.40%	to	10.00%	252	3.09	to	36.16	1,409	0.19%	-9.92%	to	-7.21%
2017	1.40%	to	7.74%	275	3.33	to	39.60	1,678	0.66%	16.93%	to	20.65%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

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This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

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This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Units and Contract Owners’ Equity is presented rounded (in 000’s) for the years 2017 – 2019 and is presented unrounded for 2020 – 2021, as applicable.